Quarterly Holdings Report
for
VIP Investment Grade Bond Portfolio II
September 30, 2022
VIGBI-NPRT3-1122
1.9905669.100
Nonconvertible Bonds - 33.2%
	Principal Amount (a)	Value ($)
COMMUNICATION SERVICES - 3.0%
Diversified Telecommunication Services - 0.7%
AT&T, Inc.:
1.65% 2/1/28	284,000	233,392
2.25% 2/1/32	467,000	353,134
2.55% 12/1/33	1,877,000	1,389,625
2.75% 6/1/31	509,000	407,439
2.95% 7/15/26	219,000	201,088
3.3% 2/1/52	484,000	311,934
3.5% 6/1/41	261,000	187,994
3.5% 9/15/53	864,000	575,718
3.55% 9/15/55	1,880,000	1,234,852
3.65% 6/1/51	400,000	270,223
3.65% 9/15/59	1,076,000	697,141
3.8% 2/15/27	247,000	231,548
3.8% 12/1/57	1,915,000	1,293,668
4.35% 6/15/45	175,000	135,246
4.5% 3/9/48	224,000	176,779
4.65% 6/1/44	216,000	176,002
Orange SA 5.5% 2/6/44	82,000	77,957
Telefonica Emisiones S.A.U.:
4.103% 3/8/27	367,000	339,555
5.213% 3/8/47	180,000	136,937
7.045% 6/20/36	71,000	69,809
Verizon Communications, Inc.:
1.5% 9/18/30	110,000	82,692
1.68% 10/30/30	92,000	68,948
2.1% 3/22/28	751,000	634,004
2.355% 3/15/32	1,607,000	1,232,289
2.55% 3/21/31	2,142,000	1,710,233
2.987% 10/30/56	2,392,000	1,421,857
3% 3/22/27	163,000	148,218
3.55% 3/22/51	299,000	210,245
4.125% 3/16/27	192,000	183,364
4.272% 1/15/36	666,000	568,261
4.329% 9/21/28	419,000	394,247
4.4% 11/1/34	103,000	90,654
4.75% 11/1/41	27,000	23,364
4.862% 8/21/46	934,000	805,560
5.012% 4/15/49	67,000	59,786
5.012% 8/21/54	344,000	304,291
		16,438,054
Entertainment - 0.2%
The Walt Disney Co.:
2% 9/1/29	286,000	233,735
2.65% 1/13/31	435,000	359,936
2.75% 9/1/49	286,000	181,455
3.5% 5/13/40	187,000	144,410
3.6% 1/13/51	186,000	137,865
3.7% 10/15/25	192,000	186,604
3.8% 3/22/30	2,891,000	2,628,581
3.8% 5/13/60	187,000	137,923
4.7% 3/23/50	1,046,000	929,930
5.4% 10/1/43	106,000	101,393
6.15% 3/1/37	108,000	111,465
6.15% 2/15/41	288,000	300,238
		5,453,535
Interactive Media & Services - 0.0%
Alphabet, Inc.:
0.45% 8/15/25	204,000	182,909
1.1% 8/15/30	404,000	312,350
1.998% 8/15/26	63,000	57,495
2.05% 8/15/50	404,000	237,396
Baidu, Inc. 3.425% 4/7/30	334,000	288,062
		1,078,212
Media - 1.6%
Charter Communications Operating LLC/Charter Communications Operating Capital Corp.:
2.8% 4/1/31	701,000	529,919
3.5% 6/1/41	924,000	590,471
3.7% 4/1/51	243,000	147,270
3.85% 4/1/61	2,000,000	1,167,602
3.9% 6/1/52	4,000,000	2,476,447
4.2% 3/15/28	302,000	271,131
4.4% 4/1/33	318,000	263,325
4.8% 3/1/50	6,000,000	4,328,338
4.908% 7/23/25	704,000	686,512
5.05% 3/30/29	167,000	153,710
5.125% 7/1/49	339,000	248,500
5.25% 4/1/53	318,000	243,510
5.375% 5/1/47	2,438,000	1,885,870
5.5% 4/1/63	318,000	240,252
5.75% 4/1/48	143,000	115,417
6.384% 10/23/35	369,000	338,396
6.484% 10/23/45	474,000	417,398
6.834% 10/23/55	3,000,000	2,731,457
Comcast Corp.:
1.5% 2/15/31	390,000	292,761
1.95% 1/15/31	70,000	54,410
2.35% 1/15/27	653,000	585,591
2.45% 8/15/52	390,000	221,101
2.65% 2/1/30	216,000	181,072
2.8% 1/15/51	224,000	137,208
3.15% 3/1/26	137,000	129,058
3.3% 2/1/27	327,000	303,995
3.375% 8/15/25	376,000	360,917
3.4% 4/1/30	200,000	175,903
3.45% 2/1/50	204,000	142,457
3.7% 4/15/24	284,000	279,311
3.75% 4/1/40	160,000	125,778
3.9% 3/1/38	135,000	110,052
3.969% 11/1/47	143,000	109,339
4% 3/1/48	329,000	253,207
4.15% 10/15/28	517,000	488,287
4.65% 7/15/42	319,000	273,984
Discovery Communications LLC:
3.25% 4/1/23	64,000	63,431
3.625% 5/15/30	765,000	628,248
4% 9/15/55	314,000	185,134
4.65% 5/15/50	1,508,000	1,031,834
5.2% 9/20/47	230,000	169,749
Fox Corp.:
4.03% 1/25/24	288,000	284,438
4.709% 1/25/29	515,000	483,809
5.476% 1/25/39	331,000	287,062
5.576% 1/25/49	406,000	347,199
Magallanes, Inc.:
3.428% 3/15/24 (b)	513,000	495,661
3.638% 3/15/25 (b)	281,000	266,113
3.755% 3/15/27 (b)	853,000	763,183
4.054% 3/15/29 (b)	190,000	164,101
4.279% 3/15/32 (b)	4,437,000	3,650,242
5.05% 3/15/42 (b)	692,000	517,785
5.141% 3/15/52 (b)	7,416,000	5,390,086
Time Warner Cable LLC:
4.5% 9/15/42	418,000	288,590
5.5% 9/1/41	214,000	167,972
5.875% 11/15/40	188,000	154,764
6.55% 5/1/37	2,538,000	2,290,013
7.3% 7/1/38	585,000	556,321
TWDC Enterprises 18 Corp.:
1.85% 7/30/26	140,000	124,794
3% 7/30/46	123,000	83,693
3.15% 9/17/25	260,000	248,077
4.125% 6/1/44	156,000	127,599
		39,829,854
Wireless Telecommunication Services - 0.5%
America Movil S.A.B. de CV:
3.625% 4/22/29	230,000	207,404
6.125% 11/15/37	229,000	227,888
Rogers Communications, Inc.:
2.9% 11/15/26	69,000	62,433
3.2% 3/15/27 (b)	594,000	542,537
3.625% 12/15/25	55,000	51,984
3.7% 11/15/49	167,000	114,214
3.8% 3/15/32 (b)	1,320,000	1,141,604
4.1% 10/1/23	132,000	130,966
5.45% 10/1/43	158,000	140,275
T-Mobile U.S.A., Inc.:
2.05% 2/15/28	412,000	341,879
2.25% 11/15/31	5,000,000	3,768,123
3.3% 2/15/51	412,000	268,417
3.5% 4/15/25	241,000	230,339
3.75% 4/15/27	997,000	920,072
3.875% 4/15/30	1,339,000	1,187,714
4.375% 4/15/40	396,000	322,456
4.5% 4/15/50	723,000	578,801
Vodafone Group PLC:
4.375% 5/30/28	702,000	660,346
5.125% 6/19/59	180,000	145,879
5.25% 5/30/48	655,000	542,361
		11,585,692
TOTAL COMMUNICATION SERVICES		74,385,347
CONSUMER DISCRETIONARY - 1.1%
Automobiles - 0.3%
American Honda Finance Corp.:
1.2% 7/8/25	321,000	290,438
2.3% 9/9/26	137,000	123,630
3.55% 1/12/24	669,000	658,987
General Motors Co.:
5% 10/1/28	189,000	173,855
5.2% 4/1/45	117,000	89,086
5.95% 4/1/49	173,000	144,305
6.6% 4/1/36	160,000	149,588
6.75% 4/1/46	196,000	178,460
6.8% 10/1/27	364,000	367,862
General Motors Financial Co., Inc.:
3.25% 1/5/23	197,000	195,902
3.85% 1/5/28	192,000	169,130
4% 1/15/25	169,000	162,356
4% 10/6/26	101,000	93,413
4.25% 5/15/23	261,000	259,961
4.3% 7/13/25	340,000	325,334
4.35% 1/17/27	219,000	203,031
5.65% 1/17/29	587,000	555,000
Honda Motor Co. Ltd. 2.534% 3/10/27	489,000	442,221
Toyota Motor Corp.:
0.681% 3/25/24	760,000	716,884
2.358% 7/2/24	170,000	163,280
2.362% 3/25/31	367,000	301,762
Volkswagen Group of America Finance LLC 3.125% 5/12/23 (b)	627,000	619,996
		6,384,481
Diversified Consumer Services - 0.1%
American University 3.672% 4/1/49	66,000	51,568
Duke University 2.832% 10/1/55	128,000	83,736
George Washington University:
4.126% 9/15/48	192,000	156,428
4.3% 9/15/44	55,000	46,801
Ingersoll-Rand Global Holding Co. Ltd.:
3.75% 8/21/28	127,000	117,916
4.25% 6/15/23	368,000	366,467
4.3% 2/21/48	136,000	104,206
Massachusetts Institute of Technology:
2.989% 7/1/50	128,000	93,110
3.885% 7/1/2116	78,000	55,209
3.959% 7/1/38	130,000	116,658
Northwestern University:
3.662% 12/1/57	152,000	117,247
4.643% 12/1/44	92,000	87,054
President and Fellows of Harvard College:
3.3% 7/15/56	133,000	99,293
3.619% 10/1/37	27,000	23,320
Rice University 3.774% 5/15/55	50,000	40,834
Trustees of Princeton Univ. 5.7% 3/1/39	27,000	29,106
University Notre Dame du Lac 3.438% 2/15/45	91,000	71,606
University of Chicago 3% 10/1/52	173,000	121,292
University of Southern California:
2.945% 10/1/51	314,000	218,998
5.25% 10/1/2111	55,000	52,074
		2,052,923
Hotels, Restaurants & Leisure - 0.1%
Expedia, Inc. 3.25% 2/15/30	237,000	192,209
McDonald's Corp.:
3.3% 7/1/25	165,000	158,666
3.5% 7/1/27	475,000	443,597
3.6% 7/1/30	448,000	402,851
3.625% 9/1/49	339,000	246,816
3.7% 1/30/26	463,000	446,354
4.2% 4/1/50	164,000	131,526
4.45% 3/1/47	156,000	130,685
4.875% 12/9/45	149,000	131,881
6.3% 3/1/38	193,000	202,317
Metropolitan Museum of Art 3.4% 7/1/45	82,000	65,137
Starbucks Corp.:
2% 3/12/27	328,000	287,546
2.45% 6/15/26	274,000	251,248
3% 2/14/32	100,000	82,771
3.5% 11/15/50	113,000	79,075
3.8% 8/15/25	191,000	185,447
3.85% 10/1/23	51,000	50,689
4% 11/15/28	192,000	179,605
4.5% 11/15/48	129,000	105,089
		3,773,509
Household Durables - 0.0%
Lennar Corp. 4.75% 11/29/27	217,000	200,356
Internet & Direct Marketing Retail - 0.2%
Alibaba Group Holding Ltd.:
2.125% 2/9/31	572,000	439,628
3.15% 2/9/51	589,000	346,061
Amazon.com, Inc.:
0.8% 6/3/25	302,000	273,902
1% 5/12/26	176,000	154,427
1.5% 6/3/30	534,000	421,269
2.1% 5/12/31	181,000	146,779
2.4% 2/22/23	435,000	431,513
2.5% 6/3/50	175,000	109,258
2.8% 8/22/24	178,000	172,858
3.1% 5/12/51	181,000	126,713
3.15% 8/22/27	287,000	267,449
3.875% 8/22/37	301,000	261,642
4.05% 8/22/47	522,000	440,814
4.25% 8/22/57	249,000	207,155
4.8% 12/5/34	165,000	162,599
		3,962,067
Leisure Products - 0.0%
Hasbro, Inc. 3% 11/19/24	552,000	529,314
Multiline Retail - 0.0%
Dollar Tree, Inc. 4% 5/15/25	219,000	212,179
Kohl's Corp.:
4.25% 7/17/25	100,000	89,278
9.5% 5/15/25	43,000	43,452
Macy's Retail Holdings LLC 4.3% 2/15/43	130,000	72,910
Nordstrom, Inc.:
4% 3/15/27	124,000	102,300
5% 1/15/44	55,000	34,031
Target Corp.:
3.9% 11/15/47	405,000	326,027
4% 7/1/42	192,000	160,938
		1,041,115
Specialty Retail - 0.4%
AutoNation, Inc.:
3.85% 3/1/32	210,000	165,935
4.75% 6/1/30	96,000	84,420
AutoZone, Inc.:
3.125% 7/15/23	105,000	103,714
3.25% 4/15/25	110,000	104,587
3.625% 4/15/25	461,000	443,538
3.75% 6/1/27	159,000	149,253
4% 4/15/30	996,000	893,802
Lowe's Companies, Inc.:
1.3% 4/15/28	220,000	177,589
1.7% 10/15/30	334,000	251,841
3.35% 4/1/27	85,000	78,722
3.65% 4/5/29	294,000	264,948
3.7% 4/15/46	96,000	68,659
3.75% 4/1/32	899,000	777,638
4.05% 5/3/47	315,000	236,451
4.25% 4/1/52	1,065,000	815,472
4.45% 4/1/62	1,098,000	819,525
4.5% 4/15/30	811,000	758,174
O'Reilly Automotive, Inc.:
3.85% 6/15/23	77,000	76,516
4.2% 4/1/30	148,000	135,703
The Home Depot, Inc.:
2.375% 3/15/51	180,000	105,325
2.5% 4/15/27	333,000	302,362
2.8% 9/14/27	137,000	125,361
2.95% 6/15/29	574,000	508,740
3% 4/1/26	275,000	259,777
3.125% 12/15/49	183,000	125,892
3.3% 4/15/40	167,000	127,713
3.75% 2/15/24	184,000	181,808
3.9% 12/6/28	158,000	150,077
3.9% 6/15/47	235,000	186,974
4.2% 4/1/43	43,000	36,050
4.25% 4/1/46	90,000	76,033
4.5% 12/6/48	205,000	179,439
4.875% 2/15/44	79,000	72,021
5.875% 12/16/36	405,000	420,257
		9,264,316
Textiles, Apparel & Luxury Goods - 0.0%
NIKE, Inc.:
2.4% 3/27/25	171,000	162,148
2.85% 3/27/30	165,000	143,340
3.25% 3/27/40	334,000	257,149
3.375% 11/1/46	123,000	92,565
3.375% 3/27/50	165,000	121,190
Tapestry, Inc. 3.05% 3/15/32	80,000	59,686
		836,078
TOTAL CONSUMER DISCRETIONARY		28,044,159
CONSUMER STAPLES - 2.3%
Beverages - 1.2%
Anheuser-Busch Companies LLC / Anheuser-Busch InBev Worldwide, Inc. 4.9% 2/1/46	10,000,000	8,690,800
Anheuser-Busch InBev Finance, Inc.:
4.625% 2/1/44	158,000	131,033
4.7% 2/1/36	1,297,000	1,168,911
4.9% 2/1/46	1,943,000	1,688,622
Anheuser-Busch InBev Worldwide, Inc.:
3.5% 6/1/30	465,000	415,091
4.35% 6/1/40	443,000	375,199
4.439% 10/6/48	203,000	164,678
4.5% 6/1/50	628,000	517,491
4.6% 4/15/48	514,000	425,662
4.6% 6/1/60	465,000	366,569
4.75% 4/15/58	722,000	592,529
5.45% 1/23/39	589,000	561,261
5.55% 1/23/49	2,509,000	2,359,692
5.8% 1/23/59 (Reg. S)	1,804,000	1,722,314
8.2% 1/15/39	77,000	92,963
Constellation Brands, Inc.:
3.5% 5/9/27	274,000	253,205
3.7% 12/6/26	207,000	194,516
5.25% 11/15/48	199,000	178,315
Diageo Capital PLC:
1.375% 9/29/25	380,000	344,542
2% 4/29/30	407,000	326,131
2.125% 4/29/32	367,000	284,022
Dr. Pepper Snapple Group, Inc. 3.8% 5/1/50	87,000	61,751
Molson Coors Beverage Co.:
3% 7/15/26	1,419,000	1,296,022
4.2% 7/15/46	363,000	269,114
5% 5/1/42	1,644,000	1,386,058
PepsiCo, Inc.:
1.4% 2/25/31	430,000	330,702
1.625% 5/1/30	1,184,000	949,008
2.375% 10/6/26	185,000	169,905
3% 10/15/27	499,000	459,611
3.6% 8/13/42	82,000	65,746
3.875% 3/19/60	167,000	134,929
4.25% 10/22/44	165,000	143,933
4.45% 4/14/46	159,000	146,390
The Coca-Cola Co.:
1.375% 3/15/31	334,000	254,777
1.45% 6/1/27	230,000	198,714
1.65% 6/1/30	230,000	182,901
2.5% 6/1/40	230,000	160,531
2.5% 3/15/51	167,000	104,032
2.6% 6/1/50	230,000	147,980
2.75% 6/1/60	230,000	141,824
3.375% 3/25/27	713,000	680,246
3.45% 3/25/30	436,000	396,326
		28,534,046
Food & Staples Retailing - 0.2%
Costco Wholesale Corp.:
1.375% 6/20/27	483,000	416,856
2.75% 5/18/24	165,000	160,940
Kroger Co.:
1.7% 1/15/31	145,000	108,840
2.65% 10/15/26	78,000	71,039
3.5% 2/1/26	110,000	104,355
3.95% 1/15/50	100,000	76,300
5.15% 8/1/43	75,000	67,272
5.4% 1/15/49	178,000	165,548
Sysco Corp.:
3.3% 7/15/26	90,000	84,157
3.3% 2/15/50	387,000	254,007
3.75% 10/1/25	156,000	150,140
6.6% 4/1/40	270,000	283,615
Walgreens Boots Alliance, Inc.:
3.2% 4/15/30	344,000	288,579
3.45% 6/1/26	137,000	128,908
4.65% 6/1/46	151,000	118,080
Walmart, Inc.:
2.95% 9/24/49	173,000	123,987
3.3% 4/22/24	521,000	511,692
3.4% 6/26/23	257,000	255,748
3.7% 6/26/28	337,000	320,510
4.05% 6/29/48	498,000	430,783
4.3% 4/22/44	165,000	145,325
5.625% 4/1/40	55,000	58,575
5.625% 4/15/41	126,000	133,695
6.5% 8/15/37	227,000	260,202
		4,719,153
Food Products - 0.4%
Campbell Soup Co. 4.8% 3/15/48	384,000	322,917
Conagra Brands, Inc.:
3.2% 1/25/23	126,000	125,275
4.3% 5/1/24	246,000	242,108
4.85% 11/1/28	374,000	352,868
5.3% 11/1/38	136,000	119,398
5.4% 11/1/48	246,000	211,914
General Mills, Inc.:
2.875% 4/15/30	289,000	245,565
3% 2/1/51	168,000	108,990
4.2% 4/17/28	472,000	449,090
JBS U.S.A. Lux SA / JBS Food Co.:
2.5% 1/15/27 (b)	1,107,000	945,788
3% 5/15/32 (b)	991,000	731,854
3.625% 1/15/32 (b)	381,000	297,656
5.125% 2/1/28 (b)	1,205,000	1,129,410
5.5% 1/15/30 (b)	159,000	146,876
5.75% 4/1/33 (b)	2,485,000	2,244,303
Kraft Heinz Foods Co.:
3.875% 5/15/27	1,001,000	935,514
4.375% 6/1/46	500,000	388,699
Tyson Foods, Inc.:
3.95% 8/15/24	208,000	203,633
4% 3/1/26	202,000	193,743
4.35% 3/1/29	247,000	233,050
5.1% 9/28/48	256,000	227,590
Unilever Capital Corp. 1.375% 9/14/30	503,000	385,676
		10,241,917
Household Products - 0.1%
Colgate-Palmolive Co. 3.25% 3/15/24	274,000	270,274
Kimberly-Clark Corp.:
1.05% 9/15/27	579,000	486,590
2.4% 6/1/23	219,000	216,105
3.1% 3/26/30	116,000	102,370
3.2% 7/30/46	69,000	49,144
3.95% 11/1/28	234,000	221,856
Procter & Gamble Co.:
1% 4/23/26	315,000	280,492
1.95% 4/23/31	500,000	405,906
2.85% 8/11/27	123,000	113,717
3% 3/25/30	272,000	243,533
3.1% 8/15/23	274,000	271,439
		2,661,426
Personal Products - 0.0%
Estee Lauder Companies, Inc. 1.95% 3/15/31	467,000	370,549
Tobacco - 0.4%
Altria Group, Inc.:
3.8% 2/14/24	127,000	124,599
3.875% 9/16/46	274,000	173,247
4.25% 8/9/42	963,000	658,713
4.5% 5/2/43	466,000	328,449
4.8% 2/14/29	491,000	453,228
5.375% 1/31/44	422,000	341,637
5.8% 2/14/39	256,000	223,534
5.95% 2/14/49	452,000	374,246
BAT Capital Corp.:
3.222% 8/15/24	282,000	271,357
3.557% 8/15/27	580,000	509,340
4.39% 8/15/37	298,000	212,591
4.54% 8/15/47	459,000	304,111
4.758% 9/6/49	334,000	227,639
Imperial Tobacco Finance PLC:
4.25% 7/21/25 (b)	1,945,000	1,865,022
6.125% 7/27/27 (b)	1,309,000	1,289,838
Philip Morris International, Inc.:
2.125% 5/10/23	85,000	83,828
2.75% 2/25/26	103,000	94,895
3.6% 11/15/23	101,000	99,866
3.875% 8/21/42	132,000	89,354
4.125% 3/4/43	274,000	190,566
4.875% 11/15/43	165,000	126,034
6.375% 5/16/38	40,000	37,860
Reynolds American, Inc.:
4.45% 6/12/25	488,000	471,465
4.85% 9/15/23	49,000	48,858
5.7% 8/15/35	153,000	129,392
5.85% 8/15/45	116,000	90,989
6.15% 9/15/43	502,000	419,123
7.25% 6/15/37	570,000	532,861
		9,772,642
TOTAL CONSUMER STAPLES		56,299,733
ENERGY - 3.2%
Energy Equipment & Services - 0.0%
Baker Hughes Co.:
4.08% 12/15/47	659,000	488,234
5.125% 9/15/40	55,000	48,274
Halliburton Co.:
2.92% 3/1/30	264,000	219,725
3.8% 11/15/25	14,000	13,483
4.85% 11/15/35	270,000	235,549
5% 11/15/45	207,000	171,889
7.45% 9/15/39	41,000	43,843
		1,220,997
Oil, Gas & Consumable Fuels - 3.2%
Apache Corp. 5.1% 9/1/40	82,000	66,196
Boardwalk Pipelines LP 4.95% 12/15/24	130,000	128,637
BP Capital Markets PLC:
2.5% 11/6/22	82,000	81,792
3.279% 9/19/27	349,000	319,826
Canadian Natural Resources Ltd.:
2.95% 1/15/23	320,000	318,414
3.8% 4/15/24	852,000	832,780
3.9% 2/1/25	51,000	49,166
4.95% 6/1/47	175,000	148,857
5.85% 2/1/35	644,000	605,543
6.25% 3/15/38	188,000	181,321
Cenovus Energy, Inc.:
2.65% 1/15/32	196,000	151,055
5.4% 6/15/47	258,000	220,862
6.75% 11/15/39	25,000	24,824
Chevron Corp.:
1.141% 5/11/23	214,000	210,071
1.554% 5/11/25	204,000	188,481
1.995% 5/11/27	171,000	151,543
2.236% 5/11/30	204,000	170,420
2.895% 3/3/24	645,000	630,649
2.954% 5/16/26	302,000	284,219
2.978% 5/11/40	171,000	124,540
3.078% 5/11/50	204,000	144,334
Chevron U.S.A., Inc.:
4.2% 10/15/49	120,000	97,978
4.95% 8/15/47	378,000	348,577
Columbia Pipeline Group, Inc. 4.5% 6/1/25	259,000	253,550
ConocoPhillips Co.:
5.95% 3/15/46	165,000	173,245
6.5% 2/1/39	206,000	223,226
DCP Midstream Operating LP:
3.875% 3/15/23	325,000	320,938
5.6% 4/1/44	154,000	138,630
6.45% 11/3/36 (b)	311,000	284,132
6.75% 9/15/37 (b)	1,205,000	1,168,413
Devon Energy Corp.:
5% 6/15/45	456,000	379,452
5.6% 7/15/41	79,000	70,741
Eastern Gas Transmission & Storage, Inc. 3.9% 11/15/49	334,000	247,373
Empresa Nacional de Petroleo 4.375% 10/30/24 (b)	445,000	434,431
Enbridge, Inc.:
3.5% 6/10/24	77,000	75,034
4% 10/1/23	353,000	349,897
4.25% 12/1/26	223,000	212,096
5.5% 12/1/46	397,000	368,356
Energy Transfer LP:
3.6% 2/1/23	234,000	233,003
3.75% 5/15/30	750,000	635,071
3.9% 5/15/24 (c)	166,000	161,842
3.9% 7/15/26	206,000	191,985
4.2% 9/15/23	149,000	147,397
4.25% 3/15/23	128,000	127,659
4.5% 4/15/24	158,000	155,511
4.95% 6/15/28	767,000	714,374
5% 5/15/50	3,892,000	3,041,980
5.15% 3/15/45	219,000	172,344
5.25% 4/15/29	258,000	242,638
5.3% 4/1/44	159,000	127,359
5.4% 10/1/47	420,000	340,064
5.8% 6/15/38	523,000	458,149
6% 6/15/48	923,000	797,464
6.125% 12/15/45	120,000	105,236
6.25% 4/15/49	257,000	227,992
Enterprise Products Operating LP:
3.3% 2/15/53	104,000	67,659
3.7% 2/15/26	652,000	622,018
3.95% 2/15/27	710,000	675,428
4.2% 1/31/50	163,000	124,469
4.25% 2/15/48	547,000	421,850
4.8% 2/1/49	201,000	165,389
4.85% 8/15/42	69,000	58,477
4.85% 3/15/44	137,000	114,939
4.9% 5/15/46	117,000	99,419
5.7% 2/15/42	55,000	51,030
7.55% 4/15/38	55,000	59,959
EOG Resources, Inc. 4.15% 1/15/26	154,000	150,015
Equinor ASA:
2.375% 5/22/30	316,000	262,434
3.125% 4/6/30	274,000	240,336
3.625% 9/10/28	331,000	308,415
3.7% 3/1/24	100,000	98,540
3.7% 4/6/50	438,000	339,729
5.1% 8/17/40	55,000	52,355
Exxon Mobil Corp.:
1.571% 4/15/23	1,001,000	986,696
2.726% 3/1/23	274,000	272,697
3.043% 3/1/26	228,000	215,432
3.452% 4/15/51	114,000	84,889
3.482% 3/19/30	2,355,000	2,138,534
3.567% 3/6/45	182,000	137,635
Hess Corp.:
3.5% 7/15/24	104,000	100,530
4.3% 4/1/27	614,000	577,604
5.6% 2/15/41	2,043,000	1,786,754
5.8% 4/1/47	117,000	104,486
7.125% 3/15/33	126,000	131,743
7.3% 8/15/31	168,000	177,423
7.875% 10/1/29	551,000	598,061
Kinder Morgan Energy Partners LP:
3.45% 2/15/23	548,000	545,444
3.5% 9/1/23	55,000	54,182
4.25% 9/1/24	411,000	404,126
4.7% 11/1/42	104,000	81,219
5% 3/1/43	27,000	21,594
5.5% 3/1/44	192,000	159,600
5.625% 9/1/41	27,000	23,109
6.55% 9/15/40	140,000	131,799
Kinder Morgan, Inc.:
4.3% 3/1/28	273,000	255,486
5.2% 3/1/48	241,000	201,405
5.3% 12/1/34	234,000	211,371
5.55% 6/1/45	573,000	499,197
Magellan Midstream Partners LP:
4.25% 9/15/46	151,000	112,985
5% 3/1/26	82,000	80,983
Marathon Oil Corp. 5.2% 6/1/45	137,000	114,664
Marathon Petroleum Corp.:
4.5% 4/1/48	160,000	121,316
4.7% 5/1/25	601,000	590,071
6.5% 3/1/41	27,000	26,737
MPLX LP:
4.125% 3/1/27	259,000	241,571
4.5% 7/15/23	248,000	246,818
4.7% 4/15/48	535,000	407,619
4.8% 2/15/29	393,000	365,702
4.875% 12/1/24	344,000	339,807
4.95% 9/1/32	2,488,000	2,260,299
5.2% 3/1/47	168,000	138,069
5.5% 2/15/49	662,000	561,859
Occidental Petroleum Corp.:
6.2% 3/15/40	214,000	207,045
6.45% 9/15/36	578,000	578,000
6.6% 3/15/46	717,000	738,510
7.5% 5/1/31	964,000	1,007,380
ONEOK, Inc.:
4.45% 9/1/49	160,000	114,577
4.95% 7/13/47	160,000	123,127
5.2% 7/15/48	83,000	66,075
Ovintiv, Inc. 6.5% 2/1/38	244,000	236,924
Petroleos Mexicanos:
4.5% 1/23/26	668,000	573,812
5.95% 1/28/31	457,000	307,607
6.35% 2/12/48	1,658,000	884,792
6.49% 1/23/27	481,000	400,721
6.5% 3/13/27	607,000	508,302
6.5% 1/23/29	698,000	534,040
6.7% 2/16/32	634,000	442,786
6.75% 9/21/47	1,520,000	843,600
6.84% 1/23/30	2,319,000	1,723,017
6.95% 1/28/60	989,000	543,861
7.69% 1/23/50	2,036,000	1,239,313
8.75% 6/2/29 (b)	15,000,000	12,721,350
Phillips 66 Co.:
3.7% 4/6/23	60,000	59,798
3.85% 4/9/25	77,000	74,616
4.875% 11/15/44	27,000	23,224
5.875% 5/1/42	260,000	251,930
Plains All American Pipeline LP/PAA Finance Corp.:
3.55% 12/15/29	166,000	138,276
3.6% 11/1/24	371,000	356,721
4.65% 10/15/25	336,000	323,461
4.9% 2/15/45	52,000	38,147
6.65% 1/15/37	77,000	71,530
Sabine Pass Liquefaction LLC 4.5% 5/15/30	1,002,000	912,791
Shell International Finance BV:
2% 11/7/24	270,000	256,487
2.375% 11/7/29	907,000	760,144
3.125% 11/7/49	384,000	262,813
3.25% 5/11/25	388,000	372,641
3.5% 11/13/23	192,000	190,182
3.875% 11/13/28	234,000	218,772
4% 5/10/46	110,000	87,501
4.375% 5/11/45	365,000	306,744
6.375% 12/15/38	115,000	121,747
Spectra Energy Partners LP:
3.375% 10/15/26	447,000	412,363
4.75% 3/15/24	132,000	131,262
Suncor Energy, Inc.:
4% 11/15/47	137,000	102,416
6.8% 5/15/38	232,000	234,426
6.85% 6/1/39	55,000	56,151
The Williams Companies, Inc.:
3.5% 11/15/30	1,068,000	906,715
3.7% 1/15/23	152,000	151,890
3.75% 6/15/27	640,000	590,347
3.9% 1/15/25	250,000	241,944
4.3% 3/4/24	684,000	674,369
4.5% 11/15/23	220,000	218,793
4.55% 6/24/24	1,831,000	1,812,931
4.65% 8/15/32	2,571,000	2,333,571
4.85% 3/1/48	231,000	191,301
5.3% 8/15/52	581,000	505,693
5.75% 6/24/44	52,000	47,358
Total Capital International SA:
2.7% 1/25/23	52,000	51,790
3.127% 5/29/50	98,000	67,673
3.455% 2/19/29	585,000	533,268
3.461% 7/12/49	179,000	130,601
3.75% 4/10/24	55,000	54,126
TransCanada PipeLines Ltd.:
4.75% 5/15/38	288,000	250,515
4.875% 1/15/26	137,000	134,504
4.875% 5/15/48	135,000	116,249
5.1% 3/15/49	96,000	84,965
6.1% 6/1/40	184,000	178,085
Transcontinental Gas Pipe Line Co. LLC:
3.25% 5/15/30	288,000	243,480
3.95% 5/15/50	572,000	422,409
4.45% 8/1/42	212,000	173,292
4.6% 3/15/48	110,000	90,628
Valero Energy Corp. 6.625% 6/15/37	149,000	148,298
Western Gas Partners LP:
3.95% 6/1/25	109,000	102,460
4.5% 3/1/28	251,000	227,155
4.65% 7/1/26	1,137,000	1,063,095
4.75% 8/15/28	145,000	131,950
		78,920,081
TOTAL ENERGY		80,141,078
FINANCIALS - 14.6%
Banks - 7.1%
Banco Santander SA:
1.849% 3/25/26	400,000	345,392
2.958% 3/25/31	400,000	303,321
3.225% 11/22/32 (c)	200,000	140,185
Bank of America Corp.:
3 month U.S. LIBOR + 0.640% 2.015% 2/13/26 (c)(d)	692,000	634,345
U.S. Secured Overnight Fin. Rate (SOFR) Index + 0.650% 1.53% 12/6/25 (c)(d)	1,351,000	1,235,766
1.658% 3/11/27 (c)	532,000	460,976
1.734% 7/22/27 (c)	690,000	591,971
2.087% 6/14/29 (c)	157,000	127,584
2.299% 7/21/32 (c)	2,174,000	1,624,705
2.651% 3/11/32 (c)	506,000	393,565
2.676% 6/19/41 (c)	340,000	219,591
2.687% 4/22/32 (c)	246,000	192,061
2.831% 10/24/51 (c)	276,000	164,197
2.972% 7/21/52 (c)	268,000	164,370
3.004% 12/20/23 (c)	290,000	288,460
3.194% 7/23/30 (c)	1,318,000	1,110,829
3.248% 10/21/27	103,000	92,304
3.3% 1/11/23	545,000	543,645
3.366% 1/23/26 (c)	724,000	685,983
3.419% 12/20/28 (c)	3,213,000	2,852,819
3.5% 4/19/26	631,000	592,765
3.593% 7/21/28 (c)	304,000	274,563
3.705% 4/24/28 (c)	241,000	219,295
3.846% 3/8/37 (c)	197,000	158,940
3.864% 7/23/24 (c)	1,215,000	1,198,474
3.95% 4/21/25	518,000	499,441
3.97% 3/5/29 (c)	601,000	543,723
3.974% 2/7/30 (c)	388,000	345,375
4% 1/22/25	165,000	159,703
4.083% 3/20/51 (c)	173,000	130,491
4.1% 7/24/23	192,000	191,453
4.183% 11/25/27	425,000	393,738
4.2% 8/26/24	2,742,000	2,697,056
4.25% 10/22/26	645,000	612,766
4.271% 7/23/29 (c)	494,000	450,427
4.33% 3/15/50 (c)	359,000	282,588
4.443% 1/20/48 (c)	418,000	338,593
4.45% 3/3/26	547,000	527,093
4.571% 4/27/33 (c)	10,000,000	8,956,866
5% 1/21/44	147,000	127,010
5.015% 7/22/33 (c)	2,951,000	2,737,502
5.875% 2/7/42	90,000	87,444
6.11% 1/29/37	194,000	186,720
7.75% 5/14/38	114,000	126,451
Bank of Montreal:
3.3% 2/5/24	444,000	434,178
3.803% 12/15/32 (c)	320,000	277,481
Bank of Nova Scotia:
3.4% 2/11/24	1,109,000	1,087,474
4.5% 12/16/25	435,000	419,757
Barclays PLC:
2.279% 11/24/27 (c)	500,000	418,760
2.852% 5/7/26 (c)	1,383,000	1,255,431
2.894% 11/24/32 (c)	520,000	375,940
3.932% 5/7/25 (c)	435,000	418,355
4.375% 1/12/26	781,000	736,245
4.836% 5/9/28	263,000	232,718
4.95% 1/10/47	443,000	341,187
5.088% 6/20/30 (c)	923,000	802,421
5.2% 5/12/26	781,000	742,396
BB&T Corp. 3.75% 12/6/23	482,000	477,458
BNP Paribas SA 2.219% 6/9/26 (b)(c)	947,000	851,489
Canadian Imperial Bank of Commerce 3.6% 4/7/32	398,000	336,363
Citigroup, Inc.:
3 month U.S. LIBOR + 1.150% 3.52% 10/27/28 (c)(d)	632,000	564,143
1.122% 1/28/27 (c)	487,000	416,633
2.561% 5/1/32 (c)	414,000	317,813
3.106% 4/8/26 (c)	854,000	800,427
3.352% 4/24/25 (c)	623,000	600,799
3.668% 7/24/28 (c)	1,119,000	1,007,409
3.7% 1/12/26	305,000	288,996
3.875% 3/26/25	1,193,000	1,145,372
3.887% 1/10/28 (c)	123,000	113,211
3.98% 3/20/30 (c)	976,000	866,092
4.125% 7/25/28	423,000	381,591
4.3% 11/20/26	218,000	206,269
4.4% 6/10/25	110,000	106,912
4.412% 3/31/31 (c)	1,601,000	1,436,304
4.45% 9/29/27	3,118,000	2,886,252
4.6% 3/9/26	441,000	429,926
4.65% 7/23/48	389,000	316,460
4.75% 5/18/46	216,000	172,181
4.91% 5/24/33 (c)	11,248,000	10,348,112
5.3% 5/6/44	55,000	47,940
5.5% 9/13/25	831,000	829,706
5.875% 1/30/42	149,000	142,614
8.125% 7/15/39	219,000	258,841
Citizens Financial Group, Inc. 2.638% 9/30/32	662,000	482,646
Comerica, Inc. 3.8% 7/22/26	100,000	95,199
Commonwealth Bank of Australia 3.61% 9/12/34 (b)(c)	328,000	272,348
Discover Bank 4.2% 8/8/23	358,000	355,791
Export-Import Bank of Korea:
0.625% 2/9/26	719,000	632,547
2.875% 1/21/25	208,000	199,616
Fifth Third Bancorp:
2.55% 5/5/27	407,000	361,879
8.25% 3/1/38	57,000	67,492
First Citizens Bank & Trust Co. 3.929% 6/19/24 (c)	210,000	207,165
HSBC Holdings PLC:
2.013% 9/22/28 (c)	1,336,000	1,067,816
2.099% 6/4/26 (c)	500,000	447,735
3.803% 3/11/25 (c)	891,000	861,224
3.9% 5/25/26	302,000	283,040
4.25% 3/14/24	276,000	270,165
4.292% 9/12/26 (c)	1,276,000	1,203,434
4.375% 11/23/26	787,000	732,561
4.95% 3/31/30	398,000	365,681
6.5% 9/15/37	288,000	270,967
6.8% 6/1/38	167,000	160,449
HSBC U.S.A., Inc. 3.5% 6/23/24	192,000	187,143
ING Groep NV:
1.726% 4/1/27 (c)	253,000	216,898
2.727% 4/1/32 (c)	256,000	194,884
Intesa Sanpaolo SpA:
5.017% 6/26/24 (b)	545,000	507,970
5.71% 1/15/26 (b)	1,614,000	1,467,960
Japan Bank International Cooperation:
0.625% 5/22/23	778,000	759,787
1.25% 1/21/31	1,072,000	840,967
2.375% 4/20/26	358,000	331,674
2.875% 6/1/27	208,000	193,351
3.25% 7/20/28	246,000	228,206
3.375% 10/31/23	890,000	878,138
JPMorgan Chase & Co.:
0.768% 8/9/25 (c)	1,241,000	1,137,672
1.47% 9/22/27 (c)	821,000	694,242
1.953% 2/4/32 (c)	440,000	325,482
2.083% 4/22/26 (c)	1,010,000	920,200
2.522% 4/22/31 (c)	329,000	260,062
2.545% 11/8/32 (c)	642,000	487,159
2.95% 10/1/26	692,000	634,238
2.956% 5/13/31 (c)	884,000	700,213
3.109% 4/22/51 (c)	409,000	258,211
3.22% 3/1/25 (c)	478,000	462,586
3.3% 4/1/26	247,000	231,809
3.509% 1/23/29 (c)	867,000	766,923
3.54% 5/1/28 (c)	466,000	421,921
3.559% 4/23/24 (c)	274,000	271,202
3.797% 7/23/24 (c)	1,098,000	1,082,991
3.875% 9/10/24	6,391,000	6,250,045
3.882% 7/24/38 (c)	123,000	96,062
3.9% 7/15/25	592,000	572,509
3.96% 1/29/27 (c)	334,000	315,157
3.964% 11/15/48 (c)	258,000	193,262
4.005% 4/23/29 (c)	563,000	507,606
4.125% 12/15/26	1,929,000	1,820,237
4.203% 7/23/29 (c)	1,198,000	1,090,097
4.323% 4/26/28 (c)	326,000	305,496
4.452% 12/5/29 (c)	335,000	306,610
4.493% 3/24/31 (c)	1,607,000	1,461,795
4.586% 4/26/33 (c)	8,275,000	7,445,950
4.85% 2/1/44	137,000	117,331
4.912% 7/25/33 (c)	5,778,000	5,328,214
4.95% 6/1/45	262,000	218,548
5.5% 10/15/40	156,000	146,337
5.6% 7/15/41	41,000	38,879
5.625% 8/16/43	137,000	125,328
5.717% 9/14/33 (c)	2,300,000	2,174,982
Korea Development Bank:
0.4% 6/19/24	300,000	279,036
1.625% 1/19/31	367,000	289,769
Lloyds Banking Group PLC:
4.344% 1/9/48	411,000	290,543
4.582% 12/10/25	320,000	301,884
4.65% 3/24/26	236,000	222,047
Mitsubishi UFJ Financial Group, Inc.:
1.538% 7/20/27 (c)	309,000	263,237
2.309% 7/20/32 (c)	300,000	224,749
2.801% 7/18/24	224,000	214,925
3.195% 7/18/29	390,000	329,090
3.455% 3/2/23	503,000	500,636
3.751% 7/18/39	217,000	169,942
3.961% 3/2/28	603,000	552,986
Mizuho Financial Group, Inc.:
1.554% 7/9/27 (c)	317,000	269,592
2.226% 5/25/26 (c)	374,000	339,243
2.26% 7/9/32 (c)	314,000	230,686
2.591% 5/25/31 (c)	454,000	355,158
3.549% 3/5/23	329,000	327,651
NatWest Group PLC:
3 month U.S. LIBOR + 1.750% 4.892% 5/18/29 (c)(d)	234,000	213,011
3.073% 5/22/28 (c)	584,000	501,855
3.754% 11/1/29 (c)	354,000	326,858
4.8% 4/5/26	358,000	343,286
5.125% 5/28/24	2,577,000	2,530,586
NatWest Markets PLC 2.375% 5/21/23 (b)	1,092,000	1,069,603
Oesterreichische Kontrollbank AG 0.375% 9/17/25	299,000	265,949
PNC Financial Services Group, Inc.:
U.S. Secured Overnight Fin. Rate (SOFR) Averages Index + 0.000% 4.626% 6/6/33 (c)(d)	15,000,000	13,381,090
1.15% 8/13/26	345,000	299,998
2.2% 11/1/24	185,000	175,753
2.6% 7/23/26	667,000	608,425
3.5% 1/23/24	479,000	471,386
3.9% 4/29/24	155,000	152,741
Rabobank Nederland:
3.75% 7/21/26	528,000	486,396
4.375% 8/4/25	936,000	894,384
5.25% 5/24/41	82,000	80,778
Rabobank Nederland New York Branch 2.75% 1/10/23	466,000	464,498
Royal Bank of Canada:
1.2% 4/27/26	308,000	268,128
2.05% 1/21/27	567,000	497,345
4.65% 1/27/26	356,000	346,370
Santander Holdings U.S.A., Inc.:
2.49% 1/6/28 (c)	717,000	597,921
3.4% 1/18/23	299,000	297,741
Santander UK Group Holdings PLC 2.469% 1/11/28 (c)	334,000	277,980
Societe Generale:
1.038% 6/18/25 (b)(c)	1,987,000	1,832,924
1.488% 12/14/26 (b)(c)	1,222,000	1,034,209
Sumitomo Mitsui Financial Group, Inc.:
1.474% 7/8/25	390,000	350,867
2.142% 9/23/30	380,000	284,379
2.174% 1/14/27	781,000	680,328
2.348% 1/15/25	247,000	231,320
2.75% 1/15/30	234,000	189,516
2.778% 10/18/22	207,000	206,919
3.05% 1/14/42	400,000	273,527
3.102% 1/17/23	1,046,000	1,042,308
3.936% 10/16/23	430,000	426,170
The Toronto-Dominion Bank:
2.65% 6/12/24	637,000	611,757
3.25% 3/11/24	834,000	813,438
3.5% 7/19/23	274,000	271,874
Truist Financial Corp. 1.267% 3/2/27 (c)	899,000	781,483
U.S. Bancorp:
1.375% 7/22/30	334,000	251,055
3% 7/30/29	297,000	255,367
3.1% 4/27/26	247,000	230,783
Wells Fargo & Co.:
2.164% 2/11/26 (c)	1,018,000	937,282
2.188% 4/30/26 (c)	806,000	736,097
2.406% 10/30/25 (c)	1,970,000	1,839,071
2.572% 2/11/31 (c)	644,000	515,487
3% 10/23/26	557,000	504,861
3.068% 4/30/41 (c)	487,000	334,251
3.35% 3/2/33 (c)	157,000	127,322
3.526% 3/24/28 (c)	1,167,000	1,056,972
3.584% 5/22/28 (c)	287,000	259,579
3.9% 5/1/45	130,000	96,390
4.1% 6/3/26	88,000	83,728
4.4% 6/14/46	196,000	149,411
4.478% 4/4/31 (c)	1,796,000	1,642,801
4.75% 12/7/46	439,000	351,064
4.897% 7/25/33 (c)	6,935,000	6,393,610
4.9% 11/17/45	265,000	216,722
5.013% 4/4/51 (c)	2,815,000	2,429,835
5.375% 11/2/43	184,000	159,310
5.606% 1/15/44	312,000	280,557
Westpac Banking Corp.:
1.953% 11/20/28	200,000	166,254
2.85% 5/13/26	130,000	121,061
3.3% 2/26/24	891,000	877,185
4.11% 7/24/34 (c)	800,000	680,796
4.421% 7/24/39	160,000	128,469
Zions Bancorp NA 4.5% 6/13/23	6,000	5,980
		177,791,866
Capital Markets - 3.4%
Affiliated Managers Group, Inc.:
3.5% 8/1/25	826,000	793,229
4.25% 2/15/24	538,000	532,978
Ares Capital Corp.:
2.15% 7/15/26	705,000	590,842
3.25% 7/15/25	173,000	158,022
3.875% 1/15/26	1,565,000	1,423,850
4.2% 6/10/24	1,118,000	1,082,385
Bank of New York Mellon Corp.:
1.8% 7/28/31	574,000	438,201
2.8% 5/4/26	154,000	144,244
2.95% 1/29/23	411,000	409,360
BlackRock, Inc.:
2.1% 2/25/32	397,000	303,420
3.5% 3/18/24	80,000	78,850
Brookfield Finance, Inc. 2.724% 4/15/31	690,000	548,051
Charles Schwab Corp.:
0.75% 3/18/24	768,000	726,130
2% 3/20/28	579,000	498,363
2.45% 3/3/27	667,000	598,567
CME Group, Inc.:
2.65% 3/15/32	97,000	79,742
5.3% 9/15/43	170,000	168,862
Credit Suisse AG 3.625% 9/9/24	272,000	259,581
Credit Suisse Group AG:
2.593% 9/11/25 (b)(c)	1,329,000	1,209,081
3.75% 3/26/25	585,000	544,958
3.8% 6/9/23	1,626,000	1,600,043
3.869% 1/12/29 (b)(c)	505,000	411,885
4.194% 4/1/31 (b)(c)	1,208,000	950,168
4.55% 4/17/26	323,000	297,166
4.875% 5/15/45	310,000	218,981
6.537% 8/12/33 (b)(c)	7,000,000	6,291,241
Deutsche Bank AG:
4.1% 1/13/26	330,000	311,109
4.5% 4/1/25	1,502,000	1,396,738
Deutsche Bank AG New York Branch:
2.311% 11/16/27 (c)	171,000	138,709
3.3% 11/16/22	1,421,000	1,416,990
3.7% 5/30/24	269,000	259,761
3.95% 2/27/23	473,000	470,835
4.1% 1/13/26	598,000	565,199
Goldman Sachs Group, Inc.:
0.855% 2/12/26 (c)	471,000	420,227
1.093% 12/9/26 (c)	1,144,000	987,186
2.383% 7/21/32 (c)	1,960,000	1,477,812
2.6% 2/7/30	334,000	269,330
2.615% 4/22/32 (c)	848,000	657,308
2.65% 10/21/32 (c)	434,000	332,647
3.102% 2/24/33 (c)	6,994,000	5,555,017
3.2% 2/23/23	1,533,000	1,525,320
3.272% 9/29/25 (c)	167,000	159,074
3.436% 2/24/43 (c)	137,000	94,865
3.5% 1/23/25	1,432,000	1,376,088
3.691% 6/5/28 (c)	5,717,000	5,169,452
3.8% 3/15/30	1,945,000	1,686,437
3.85% 1/26/27	829,000	770,279
4.25% 10/21/25	422,000	407,321
4.411% 4/23/39 (c)	130,000	107,714
4.75% 10/21/45	433,000	361,057
5.95% 1/15/27	411,000	412,500
6.75% 10/1/37	843,000	840,204
Intercontinental Exchange, Inc.:
1.85% 9/15/32	310,000	226,389
2.65% 9/15/40	310,000	206,603
3.75% 12/1/25	158,000	152,575
3.75% 9/21/28	256,000	237,468
4.25% 9/21/48	290,000	235,590
Jefferies Group LLC / Jefferies Group Capital Finance, Inc.:
2.625% 10/15/31	67,000	48,606
4.15% 1/23/30	387,000	330,409
Moody's Corp.:
3.25% 1/15/28	737,000	666,272
3.75% 3/24/25	637,000	618,286
4.875% 2/15/24	281,000	281,697
4.875% 12/17/48	284,000	251,328
Morgan Stanley:
3 month U.S. LIBOR + 1.430% 4.457% 4/22/39 (c)(d)	207,000	175,086
1.164% 10/21/25 (c)	390,000	355,439
1.512% 7/20/27 (c)	270,000	229,955
1.593% 5/4/27 (c)	393,000	339,586
2.188% 4/28/26 (c)	672,000	616,410
2.239% 7/21/32 (c)	255,000	191,560
2.511% 10/20/32 (c)	137,000	104,699
2.72% 7/22/25 (c)	520,000	493,275
3.125% 1/23/23	4,943,000	4,926,774
3.125% 7/27/26	2,912,000	2,681,410
3.217% 4/22/42 (c)	498,000	347,069
3.591% 7/22/28 (c)	984,000	885,197
3.622% 4/1/31 (c)	1,260,000	1,088,929
3.625% 1/20/27	1,381,000	1,284,638
3.737% 4/24/24 (c)	628,000	621,414
3.75% 2/25/23	186,000	185,474
3.772% 1/24/29 (c)	337,000	303,078
3.875% 1/27/26	144,000	137,358
3.95% 4/23/27	937,000	870,739
3.971% 7/22/38 (c)	171,000	136,431
4.3% 1/27/45	55,000	43,535
4.375% 1/22/47	304,000	242,856
4.431% 1/23/30 (c)	552,000	507,432
4.875% 11/1/22	973,000	973,185
4.889% 7/20/33 (c)	10,161,000	9,414,803
5% 11/24/25	1,838,000	1,814,390
5.597% 3/24/51 (c)	355,000	339,800
6.375% 7/24/42	80,000	83,016
7.25% 4/1/32	27,000	29,321
Nomura Holdings, Inc. 3.103% 1/16/30	660,000	534,840
Northern Trust Corp. 1.95% 5/1/30	592,000	468,986
Peachtree Corners Funding Trust 3.976% 2/15/25 (b)	628,000	606,014
S&P Global, Inc.:
2.9% 3/1/32 (b)	1,181,000	985,298
2.95% 1/22/27	167,000	154,211
State Street Corp.:
1.684% 11/18/27 (c)	548,000	478,184
2.65% 5/19/26	207,000	193,288
UBS Group AG:
1.494% 8/10/27 (b)(c)	732,000	614,938
4.125% 9/24/25 (b)	661,000	631,172
		84,872,392
Consumer Finance - 2.2%
AerCap Ireland Capital Ltd./AerCap Global Aviation Trust:
1.65% 10/29/24	2,018,000	1,843,619
2.45% 10/29/26	878,000	740,687
2.875% 8/14/24	1,146,000	1,077,717
3% 10/29/28	730,000	585,435
3.3% 1/30/32	567,000	426,423
3.4% 10/29/33	204,000	148,010
3.5% 1/15/25	1,042,000	979,211
3.85% 10/29/41	204,000	135,508
3.875% 1/23/28	430,000	371,134
4.125% 7/3/23	526,000	521,883
4.45% 10/1/25	270,000	254,848
4.45% 4/3/26	393,000	366,629
4.875% 1/16/24	864,000	849,979
6.5% 7/15/25	455,000	454,179
Ally Financial, Inc.:
1.45% 10/2/23	277,000	267,396
2.2% 11/2/28	330,000	254,948
3.05% 6/5/23	1,381,000	1,366,419
5.125% 9/30/24	268,000	266,306
5.8% 5/1/25	1,168,000	1,172,900
8% 11/1/31	5,339,000	5,597,180
American Express Co.:
2.5% 7/30/24	1,065,000	1,020,016
4.05% 12/3/42	191,000	154,892
Capital One Financial Corp.:
2.6% 5/11/23	938,000	927,121
2.636% 3/3/26 (c)	612,000	568,641
3.2% 1/30/23	382,000	380,523
3.273% 3/1/30 (c)	783,000	654,692
3.3% 10/30/24	398,000	383,414
3.65% 5/11/27	1,693,000	1,553,542
3.75% 7/28/26	267,000	246,851
3.75% 3/9/27	970,000	892,982
3.8% 1/31/28	1,242,000	1,122,331
3.9% 1/29/24	468,000	461,177
4.985% 7/24/26 (c)	2,477,000	2,421,638
5.247% 7/26/30 (c)	3,190,000	2,970,533
5.268% 5/10/33 (c)	8,000,000	7,389,140
Discover Financial Services:
3.85% 11/21/22	633,000	632,198
3.95% 11/6/24	358,000	348,915
4.1% 2/9/27	358,000	329,154
4.5% 1/30/26	1,105,000	1,047,954
Ford Motor Credit Co. LLC:
4.063% 11/1/24	2,211,000	2,075,355
5.584% 3/18/24	784,000	768,555
GE Capital International Funding Co.:
3.373% 11/15/25	790,000	752,673
4.418% 11/15/35	874,000	783,035
John Deere Capital Corp.:
2.65% 6/24/24	287,000	277,636
2.65% 6/10/26	137,000	127,610
2.7% 1/6/23	274,000	272,912
2.8% 1/27/23	137,000	136,502
2.8% 3/6/23	89,000	88,500
2.8% 9/8/27	192,000	174,773
3.45% 3/7/29	548,000	504,393
Synchrony Financial:
3.7% 8/4/26	129,000	117,900
3.95% 12/1/27	965,000	837,066
4.25% 8/15/24	840,000	819,041
4.375% 3/19/24	996,000	978,140
5.15% 3/19/29	1,802,000	1,637,453
Toyota Motor Credit Corp.:
0.5% 8/14/23	500,000	483,386
1.15% 8/13/27	577,000	482,770
1.9% 1/13/27	304,000	267,954
2.7% 1/11/23	274,000	272,857
2.9% 3/30/23	973,000	965,666
3.05% 3/22/27	330,000	303,888
3.35% 1/8/24	384,000	378,361
		54,692,551
Diversified Financial Services - 1.0%
AB Svensk Exportkredit 0.25% 9/29/23	466,000	446,983
Aon Corp. / Aon Global Holdings PLC 2.6% 12/2/31	547,000	427,685
Berkshire Hathaway, Inc.:
3.125% 3/15/26	315,000	298,901
4.5% 2/11/43	55,000	48,942
Blackstone Private Credit Fund:
2.7% 1/15/25	437,000	396,117
4.7% 3/24/25	2,482,000	2,349,028
7.05% 9/29/25 (b)	3,077,000	3,038,523
BP Capital Markets America, Inc.:
2.721% 1/12/32	1,001,000	813,210
3% 2/24/50	384,000	249,078
3.017% 1/16/27	260,000	237,459
3.06% 6/17/41	234,000	166,845
Brixmor Operating Partnership LP:
3.9% 3/15/27	155,000	140,983
4.05% 7/1/30	804,000	677,325
4.125% 6/15/26	791,000	739,996
4.125% 5/15/29	819,000	711,855
Corebridge Financial, Inc.:
3.5% 4/4/25 (b)	254,000	241,285
3.65% 4/5/27 (b)	4,362,000	3,983,620
3.85% 4/5/29 (b)	355,000	312,875
3.9% 4/5/32 (b)	423,000	357,041
4.35% 4/5/42 (b)	96,000	73,859
4.4% 4/5/52 (b)	285,000	216,616
DH Europe Finance II SARL:
2.2% 11/15/24	227,000	214,642
2.6% 11/15/29	265,000	226,497
3.4% 11/15/49	287,000	205,828
Equitable Holdings, Inc.:
3.9% 4/20/23	85,000	84,553
4.35% 4/20/28	759,000	710,996
Jackson Financial, Inc.:
5.17% 6/8/27	1,172,000	1,128,385
5.67% 6/8/32	1,479,000	1,352,428
Japan International Cooperation Agency 1.75% 4/28/31	274,000	223,146
KfW:
0.25% 10/19/23	404,000	387,420
0.375% 7/18/25	472,000	422,704
0.625% 1/22/26	1,471,000	1,304,012
2% 5/2/25	105,000	98,915
2.5% 11/20/24	286,000	275,368
2.625% 2/28/24	559,000	545,874
2.875% 4/3/28	421,000	393,660
Landwirtschaftliche Rentenbank:
1.75% 7/27/26	233,000	211,896
2.5% 11/15/27	242,000	221,977
Park Aerospace Holdings Ltd. 5.5% 2/15/24 (b)	766,000	749,837
Pine Street Trust I 4.572% 2/15/29 (b)	717,000	660,270
Pine Street Trust II 5.568% 2/15/49 (b)	716,000	637,481
Voya Financial, Inc.:
3.65% 6/15/26	433,000	406,509
5.7% 7/15/43	103,000	92,490
		26,483,114
Insurance - 0.9%
ACE INA Holdings, Inc.:
1.375% 9/15/30	739,000	557,340
3.35% 5/3/26	116,000	109,630
4.35% 11/3/45	110,000	92,891
AFLAC, Inc.:
3.6% 4/1/30	167,000	150,295
4% 10/15/46	104,000	81,954
AIA Group Ltd.:
3.2% 9/16/40 (b)	438,000	326,948
3.375% 4/7/30 (b)	924,000	820,586
Allstate Corp.:
3.28% 12/15/26	129,000	121,110
4.2% 12/15/46	207,000	170,420
American International Group, Inc.:
2.5% 6/30/25	1,494,000	1,393,911
3.75% 7/10/25	78,000	77,921
3.875% 1/15/35	74,000	62,247
3.9% 4/1/26	103,000	98,320
4.2% 4/1/28	509,000	477,463
4.375% 6/30/50	157,000	125,635
4.5% 7/16/44	243,000	199,639
4.7% 7/10/35	159,000	142,600
4.75% 4/1/48	269,000	230,652
Aon PLC:
3.5% 6/14/24	223,000	217,533
4% 11/27/23	82,000	81,437
4.6% 6/14/44	44,000	36,867
4.75% 5/15/45	161,000	138,444
Athene Holding Ltd. 3.5% 1/15/31	187,000	149,762
Baylor Scott & White Holdings:
Series 2021, 2.839% 11/15/50	484,000	312,893
3.967% 11/15/46	69,000	55,422
Berkshire Hathaway Finance Corp.:
1.45% 10/15/30	262,000	200,821
2.85% 10/15/50	367,000	235,801
4.2% 8/15/48	325,000	269,542
5.75% 1/15/40	387,000	399,541
Brighthouse Financial, Inc. 4.7% 6/22/47	260,000	184,044
Brown & Brown, Inc. 4.2% 3/17/32	217,000	185,518
Fairfax Financial Holdings Ltd. 4.625% 4/29/30	177,000	159,138
Five Corners Funding Trust II 2.85% 5/15/30 (b)	1,385,000	1,140,011
Hartford Financial Services Group, Inc.:
2.8% 8/19/29	195,000	164,504
3.6% 8/19/49	233,000	166,804
4.4% 3/15/48	266,000	218,796
Liberty Mutual Group, Inc. 4.569% 2/1/29 (b)	514,000	473,430
Lincoln National Corp.:
3.625% 12/12/26	165,000	154,995
4.35% 3/1/48	83,000	64,359
4.375% 6/15/50	167,000	128,756
Manulife Financial Corp. 4.15% 3/4/26	334,000	323,821
Markel Corp. 3.35% 9/17/29	167,000	144,600
Marsh & McLennan Companies, Inc.:
3.5% 6/3/24	52,000	50,789
3.875% 3/15/24	260,000	256,377
4.05% 10/15/23	186,000	184,542
4.2% 3/1/48	134,000	106,502
4.35% 1/30/47	77,000	62,863
4.375% 3/15/29	711,000	675,316
4.75% 3/15/39	229,000	205,932
4.9% 3/15/49	255,000	226,257
Massachusetts Mutual Life Insurance Co. 3.729% 10/15/70 (b)	730,000	484,905
MetLife, Inc.:
3.6% 11/13/25	334,000	321,589
4.125% 8/13/42	171,000	138,301
4.55% 3/23/30	1,754,000	1,677,953
4.6% 5/13/46	55,000	48,077
4.721% 12/15/44 (c)	137,000	118,288
Metropolitan Life Global Funding I 3% 1/10/23 (b)	331,000	329,792
Pacific LifeCorp 5.125% 1/30/43 (b)	660,000	592,450
Principal Financial Group, Inc. 4.3% 11/15/46	219,000	177,096
Progressive Corp.:
2.45% 1/15/27	130,000	119,514
2.5% 3/15/27	254,000	229,427
3% 3/15/32	478,000	398,166
4.2% 3/15/48	152,000	126,851
Prudential Financial, Inc.:
3.878% 3/27/28	114,000	107,742
3.905% 12/7/47	15,000	11,400
3.935% 12/7/49	294,000	224,057
4.35% 2/25/50	343,000	282,706
4.418% 3/27/48	174,000	145,524
5.125% 3/1/52 (c)	115,000	99,698
5.7% 12/14/36	10,000	9,882
Swiss Re Finance Luxembourg SA 5% 4/2/49 (b)(c)	200,000	175,000
Teachers Insurance & Annuity Association of America 4.9% 9/15/44 (b)	671,000	587,989
The Chubb Corp. 6.5% 5/15/38	96,000	104,668
The Travelers Companies, Inc.:
4.1% 3/4/49	167,000	136,514
4.3% 8/25/45	40,000	33,480
6.25% 6/15/37	229,000	246,419
TIAA Asset Management Finance LLC 4.125% 11/1/24 (b)	222,000	216,204
Unum Group:
3.875% 11/5/25	610,000	583,623
4% 6/15/29	554,000	491,462
5.75% 8/15/42	914,000	791,713
		21,625,469
TOTAL FINANCIALS		365,465,392
HEALTH CARE - 2.3%
Biotechnology - 0.3%
AbbVie, Inc.:
2.6% 11/21/24	424,000	403,489
2.9% 11/6/22	156,000	155,725
2.95% 11/21/26	310,000	284,009
3.2% 11/21/29	530,000	464,001
3.6% 5/14/25	247,000	237,088
3.8% 3/15/25	242,000	234,378
4.05% 11/21/39	310,000	249,369
4.25% 11/14/28	227,000	213,306
4.25% 11/21/49	514,000	412,622
4.3% 5/14/36	172,000	149,168
4.4% 11/6/42	131,000	108,789
4.45% 5/14/46	192,000	156,038
4.55% 3/15/35	182,000	163,271
4.7% 5/14/45	361,000	305,340
4.75% 3/15/45	174,000	149,372
4.875% 11/14/48	160,000	140,683
Amgen, Inc.:
1.65% 8/15/28	532,000	438,694
1.9% 2/21/25	224,000	208,838
2.6% 8/19/26	288,000	263,822
2.8% 8/15/41	544,000	371,307
3.125% 5/1/25	55,000	52,704
3.35% 2/22/32	160,000	136,505
3.375% 2/21/50	307,000	208,929
4.4% 5/1/45	272,000	222,068
4.663% 6/15/51	342,000	287,364
Gilead Sciences, Inc.:
1.65% 10/1/30	412,000	315,918
2.8% 10/1/50	408,000	251,967
3.65% 3/1/26	169,000	160,639
4.15% 3/1/47	341,000	270,655
4.75% 3/1/46	302,000	262,835
		7,278,893
Health Care Equipment & Supplies - 0.2%
Abbott Laboratories:
3.75% 11/30/26	191,000	185,242
4.75% 11/30/36	123,000	119,971
4.9% 11/30/46	285,000	272,911
Baxter International, Inc.:
1.915% 2/1/27	405,000	352,416
2.539% 2/1/32	446,000	347,172
Becton, Dickinson & Co.:
2.823% 5/20/30	241,000	201,702
3.363% 6/6/24	124,000	120,501
3.7% 6/6/27	761,000	708,182
4.685% 12/15/44	262,000	223,761
Boston Scientific Corp.:
3.45% 3/1/24	595,000	581,941
4% 3/1/29	296,000	272,002
4.7% 3/1/49	478,000	418,437
Stryker Corp.:
1.95% 6/15/30	255,000	201,942
2.9% 6/15/50	255,000	165,303
Zimmer Biomet Holdings, Inc. 3.55% 4/1/25	312,000	300,047
		4,471,530
Health Care Providers & Services - 1.3%
Aetna, Inc.:
2.8% 6/15/23	411,000	405,706
3.875% 8/15/47	143,000	105,229
4.125% 11/15/42	311,000	238,941
Allina Health System, Inc. 3.887% 4/15/49	182,000	143,622
Banner Health:
2.907% 1/1/42	45,000	32,036
2.913% 1/1/51	377,000	245,650
Baptist Healthcare System Obli 3.54% 8/15/50	368,000	268,609
Bon Secours Mercy Health, Inc. 2.095% 6/1/31	252,000	196,056
Cardinal Health, Inc. 4.368% 6/15/47	381,000	291,208
Centene Corp.:
2.45% 7/15/28	1,232,000	1,003,119
2.625% 8/1/31	575,000	434,188
3.375% 2/15/30	640,000	523,200
4.25% 12/15/27	721,000	659,499
4.625% 12/15/29	1,121,000	1,007,331
Children's Hospital Medical Center 4.268% 5/15/44	91,000	79,223
Children's Hospital of Philadelphia 2.704% 7/1/50	277,000	172,317
Cigna Corp.:
3% 7/15/23	274,000	270,659
3.05% 10/15/27	402,000	360,250
3.75% 7/15/23	185,000	183,638
4.125% 11/15/25	270,000	262,228
4.375% 10/15/28	1,489,000	1,405,983
4.5% 2/25/26	320,000	312,314
4.8% 8/15/38	1,120,000	992,467
4.8% 7/15/46	208,000	178,029
4.9% 12/15/48	707,000	610,506
6.125% 11/15/41	82,000	81,613
CommonSpirit Health:
3.91% 10/1/50	425,000	302,277
4.35% 11/1/42	55,000	43,339
CVS Health Corp.:
2.7% 8/21/40	415,000	272,419
2.875% 6/1/26	206,000	190,714
3% 8/15/26	532,000	490,839
3.25% 8/15/29	482,000	421,791
3.625% 4/1/27	225,000	210,437
3.875% 7/20/25	128,000	124,142
4.1% 3/25/25	113,000	110,558
4.3% 3/25/28	655,000	617,768
4.78% 3/25/38	749,000	656,650
4.875% 7/20/35	85,000	76,751
5.05% 3/25/48	751,000	661,377
5.125% 7/20/45	242,000	211,910
5.3% 12/5/43	120,000	108,210
Elevance Health, Inc.:
3.125% 5/15/50	234,000	154,778
3.3% 1/15/23	55,000	54,808
3.65% 12/1/27	952,000	886,591
4.375% 12/1/47	287,000	237,307
4.55% 3/1/48	129,000	108,806
4.625% 5/15/42	71,000	61,278
4.65% 1/15/43	55,000	47,443
Franciscan Missionaries of Our Lady Health System, Inc. 3.914% 7/1/49	292,000	223,358
HCA Holdings, Inc.:
3.5% 9/1/30	6,450,000	5,325,894
3.625% 3/15/32 (b)	333,000	269,409
5.25% 6/15/49	475,000	386,245
5.625% 9/1/28	1,513,000	1,442,537
5.875% 2/1/29	1,674,000	1,627,773
Humana, Inc.:
1.35% 2/3/27	346,000	291,397
2.15% 2/3/32	347,000	263,680
3.125% 8/15/29	223,000	192,966
3.7% 3/23/29	333,000	298,618
4.95% 10/1/44	69,000	61,113
INTEGRIS Baptist Medical Center, Inc. 3.875% 8/15/50	313,000	237,568
Kaiser Foundation Hospitals:
3.266% 11/1/49	251,000	177,373
4.15% 5/1/47	180,000	150,684
4.875% 4/1/42	49,000	45,765
Memorial Sloan-Kettring Cancer Center 4.2% 7/1/55	82,000	68,359
MidMichigan Health 3.409% 6/1/50	129,000	89,729
New York & Presbyterian Hospital:
4.024% 8/1/45	96,000	79,257
4.063% 8/1/56	72,000	58,769
Novant Health, Inc. 3.168% 11/1/51	227,000	156,897
NYU Hospitals Center 4.784% 7/1/44	208,000	184,185
Orlando Health Obligated Group 3.327% 10/1/50	208,000	146,380
Partners Healthcare System, Inc. 4.117% 7/1/55	96,000	79,506
Piedmont Healthcare, Inc. 2.719% 1/1/42	42,000	28,242
Providence St. Joseph Health Obligated Group 2.7% 10/1/51	74,000	44,445
Sabra Health Care LP 3.2% 12/1/31	1,175,000	863,169
Sutter Health 3.361% 8/15/50	504,000	349,614
Toledo Hospital 5.325% 11/15/28	265,000	185,500
Trinity Health Corp. 2.632% 12/1/40	121,000	82,280
UnitedHealth Group, Inc.:
1.15% 5/15/26	109,000	96,463
1.25% 1/15/26	216,000	192,637
2% 5/15/30	100,000	80,443
2.3% 5/15/31	92,000	74,013
2.375% 8/15/24	270,000	259,345
2.9% 5/15/50	217,000	142,525
3.25% 5/15/51	105,000	72,860
3.375% 4/15/27	148,000	139,384
3.5% 6/15/23	244,000	242,458
3.7% 8/15/49	288,000	217,922
3.75% 7/15/25	96,000	93,322
3.75% 10/15/47	262,000	201,189
3.85% 6/15/28	318,000	298,888
3.875% 12/15/28	411,000	385,285
3.875% 8/15/59	344,000	256,055
4.2% 1/15/47	99,000	81,835
4.375% 3/15/42	324,000	277,341
4.75% 7/15/45	46,000	40,738
West Virginia University Health System Obligated Group 3.129% 6/1/50	170,000	110,737
		33,187,966
Life Sciences Tools & Services - 0.0%
Danaher Corp. 4.375% 9/15/45	65,000	54,188
PerkinElmer, Inc.:
0.85% 9/15/24	154,000	142,808
2.25% 9/15/31	191,000	143,623
Thermo Fisher Scientific, Inc.:
2.6% 10/1/29	447,000	384,962
5.3% 2/1/44	160,000	156,743
		882,324
Pharmaceuticals - 0.5%
AstraZeneca Finance LLC:
1.2% 5/28/26	249,000	218,173
2.25% 5/28/31	242,000	196,673
AstraZeneca PLC:
4.375% 11/16/45	207,000	179,785
4.375% 8/17/48	339,000	295,906
6.45% 9/15/37	89,000	96,053
Bayer U.S. Finance II LLC:
2.85% 4/15/25 (b)	105,000	98,062
3.95% 4/15/45 (b)	38,000	26,731
4.25% 12/15/25 (b)	548,000	524,463
Bristol-Myers Squibb Co.:
2.9% 7/26/24	312,000	302,593
3.2% 6/15/26	73,000	69,086
3.25% 8/1/42	77,000	57,313
3.4% 7/26/29	156,000	141,453
3.55% 3/15/42	334,000	261,300
4.125% 6/15/39	78,000	68,171
4.25% 10/26/49	332,000	277,636
4.35% 11/15/47	183,000	156,278
4.55% 2/20/48	388,000	341,409
Elanco Animal Health, Inc. 6.4% 8/28/28 (c)	168,000	148,309
Eli Lilly & Co. 2.25% 5/15/50	592,000	366,210
GlaxoSmithKline Capital PLC 3% 6/1/24	320,000	311,494
GlaxoSmithKline Capital, Inc. 6.375% 5/15/38	198,000	215,463
GSK Consumer Healthcare Capital U.S. LLC:
3.375% 3/24/27 (b)	498,000	451,637
3.625% 3/24/32 (b)	499,000	423,189
Johnson & Johnson:
0.55% 9/1/25	221,000	197,328
1.3% 9/1/30	221,000	175,818
2.1% 9/1/40	221,000	147,028
2.45% 3/1/26	153,000	142,830
2.45% 9/1/60	221,000	129,203
3.4% 1/15/38	256,000	212,871
3.5% 1/15/48	165,000	130,872
3.625% 3/3/37	110,000	95,102
4.5% 12/5/43	182,000	166,911
4.85% 5/15/41	117,000	111,644
Merck & Co., Inc.:
2.45% 6/24/50	152,000	93,535
2.9% 3/7/24	315,000	307,858
3.6% 9/15/42	55,000	43,204
3.7% 2/10/45	175,000	137,335
3.9% 3/7/39	334,000	284,093
Mylan NV:
4.55% 4/15/28	502,000	443,411
5.2% 4/15/48	82,000	56,429
Novartis Capital Corp.:
1.75% 2/14/25	257,000	240,833
2.75% 8/14/50	377,000	254,640
3% 11/20/25	287,000	272,876
3.1% 5/17/27	162,000	151,977
3.7% 9/21/42	77,000	62,986
4% 11/20/45	144,000	121,568
Shire Acquisitions Investments Ireland DAC:
2.875% 9/23/23	104,000	101,708
3.2% 9/23/26	1,074,000	990,594
Utah Acquisition Sub, Inc.:
3.95% 6/15/26	398,000	362,850
5.25% 6/15/46	90,000	63,503
Viatris, Inc.:
1.65% 6/22/25	123,000	109,346
2.7% 6/22/30	1,067,000	792,796
3.85% 6/22/40	273,000	170,204
4% 6/22/50	722,000	432,183
Zoetis, Inc.:
3.25% 2/1/23	344,000	342,161
3.95% 9/12/47	55,000	43,056
4.7% 2/1/43	36,000	31,513
		12,647,653
TOTAL HEALTH CARE		58,468,366
INDUSTRIALS - 1.3%
Aerospace & Defense - 0.3%
BAE Systems PLC 3.4% 4/15/30 (b)	285,000	246,822
Lockheed Martin Corp. 3.55% 1/15/26	104,000	100,529
Northrop Grumman Corp.:
3.25% 1/15/28	230,000	209,279
3.85% 4/15/45	51,000	38,841
4.03% 10/15/47	516,000	410,160
4.75% 6/1/43	110,000	96,880
Raytheon Technologies Corp.:
1.9% 9/1/31	330,000	251,903
3.15% 12/15/24	244,000	237,453
3.65% 8/16/23	18,000	17,825
3.75% 11/1/46	205,000	154,285
4.05% 5/4/47	64,000	50,841
4.125% 11/16/28	403,000	376,526
4.35% 4/15/47	181,000	150,623
4.45% 11/16/38	145,000	126,310
4.5% 6/1/42	202,000	172,746
4.625% 11/16/48	362,000	312,146
4.875% 10/15/40	27,000	24,320
5.7% 4/15/40	55,000	53,996
The Boeing Co.:
2.5% 3/1/25	126,000	116,887
2.7% 2/1/27	217,000	188,212
2.8% 3/1/23	135,000	134,038
2.95% 2/1/30	278,000	223,494
3.625% 3/1/48	110,000	68,409
3.65% 3/1/47	76,000	47,990
3.75% 2/1/50	424,000	276,121
4.875% 5/1/25	479,000	467,365
5.04% 5/1/27	372,000	358,371
5.15% 5/1/30	706,000	653,084
5.705% 5/1/40	1,466,000	1,280,496
5.805% 5/1/50	869,000	755,154
5.93% 5/1/60	372,000	318,212
6.875% 3/15/39	90,000	86,112
		8,005,430
Air Freight & Logistics - 0.1%
FedEx Corp.:
3.1% 8/5/29	173,000	148,733
3.9% 2/1/35	162,000	133,310
4.05% 2/15/48	100,000	73,281
4.4% 1/15/47	219,000	169,693
4.55% 4/1/46	41,000	32,437
4.95% 10/17/48	216,000	182,506
5.25% 5/15/50	117,000	102,389
United Parcel Service, Inc.:
2.4% 11/15/26	206,000	189,085
3.4% 11/15/46	73,000	54,425
3.75% 11/15/47	236,000	188,751
4.25% 3/15/49	110,000	94,980
4.45% 4/1/30	167,000	162,219
5.3% 4/1/50	161,000	160,914
6.2% 1/15/38	69,000	74,616
		1,767,339
Airlines - 0.0%
American Airlines Pass Through Trust equipment trust certificate 2.875% 1/11/36	228,000	185,184
American Airlines pass-thru trust equipment trust certificate 4.95% 7/15/24	17,238	17,026
American Airlines, Inc. equipment trust certificate 3.2% 12/15/29	158,788	138,074
Southwest Airlines Co. 5.125% 6/15/27	167,000	163,496
United Airlines 2015-1 Class AA pass-thru trust 3.45% 6/1/29	13,488	11,880
United Airlines pass-thru trust equipment trust certificate 3.1% 1/7/30	315,817	267,680
United Airlines, Inc. equipment trust certificate Series 2012-2B 4% 4/29/26	74,339	70,208
		853,548
Building Products - 0.1%
Carrier Global Corp.:
2.242% 2/15/25	347,000	324,243
2.493% 2/15/27	245,000	217,177
2.722% 2/15/30	427,000	352,460
3.377% 4/5/40	171,000	123,626
3.577% 4/5/50	387,000	267,911
Masco Corp.:
2% 2/15/31	255,000	190,988
3.125% 2/15/51	129,000	77,742
Owens Corning 3.95% 8/15/29	187,000	167,361
		1,721,508
Commercial Services & Supplies - 0.1%
Republic Services, Inc.:
1.45% 2/15/31	614,000	458,422
2.9% 7/1/26	116,000	106,563
3.2% 3/15/25	309,000	295,359
3.95% 5/15/28	288,000	269,497
Waste Management, Inc.:
2.4% 5/15/23	145,000	143,155
4.15% 7/15/49	352,000	298,668
		1,571,664
Electrical Equipment - 0.0%
Eaton Corp.:
4% 11/2/32	52,000	46,412
4.15% 11/2/42	52,000	42,737
		89,149
Industrial Conglomerates - 0.1%
3M Co.:
2% 2/14/25	173,000	161,812
2.375% 8/26/29	305,000	249,930
2.65% 4/15/25	125,000	117,737
2.875% 10/15/27	110,000	98,609
3.05% 4/15/30	101,000	85,862
3.125% 9/19/46	76,000	50,323
3.25% 8/26/49	235,000	157,422
3.7% 4/15/50	124,000	90,170
General Electric Co.:
3.625% 5/1/30	328,000	285,739
6.875% 1/10/39	4,000	4,346
Honeywell International, Inc.:
1.35% 6/1/25	280,000	257,706
1.95% 6/1/30	304,000	248,358
2.5% 11/1/26	196,000	180,059
2.8% 6/1/50	282,000	198,789
3.812% 11/21/47	38,000	31,389
		2,218,251
Machinery - 0.1%
Caterpillar Financial Services Corp.:
0.45% 9/14/23	382,000	367,839
1.1% 9/14/27	394,000	331,422
2.4% 8/9/26	78,000	71,441
3.45% 5/15/23	384,000	381,903
Caterpillar, Inc.:
3.25% 9/19/49	456,000	334,903
3.803% 8/15/42	69,000	56,802
5.3% 9/15/35	192,000	191,541
Cummins, Inc. 1.5% 9/1/30	167,000	128,627
Deere & Co.:
2.875% 9/7/49	331,000	229,779
5.375% 10/16/29	27,000	27,388
Ingersoll-Rand Luxembourg Finance SA:
3.8% 3/21/29	393,000	352,996
4.65% 11/1/44	165,000	134,346
Otis Worldwide Corp.:
2.565% 2/15/30	367,000	300,178
3.362% 2/15/50	279,000	188,143
Parker Hannifin Corp.:
3.25% 3/1/27	155,000	142,968
4% 6/14/49	163,000	125,622
4.1% 3/1/47	155,000	121,646
		3,487,544
Professional Services - 0.0%
Thomson Reuters Corp.:
3.35% 5/15/26	192,000	179,885
3.85% 9/29/24	130,000	126,229
		306,114
Road & Rail - 0.2%
Burlington Northern Santa Fe LLC:
3% 3/15/23	77,000	76,436
3.05% 2/15/51	121,000	82,288
3.25% 6/15/27	206,000	192,466
3.55% 2/15/50	167,000	125,167
3.9% 8/1/46	127,000	101,299
4.05% 6/15/48	462,000	377,684
4.125% 6/15/47	78,000	64,726
4.15% 4/1/45	47,000	38,590
4.375% 9/1/42	123,000	105,669
4.55% 9/1/44	82,000	71,483
4.9% 4/1/44	110,000	100,472
Canadian National Railway Co.:
2.45% 5/1/50	457,000	275,256
3.2% 8/2/46	90,000	64,500
Canadian Pacific Railway Co.:
1.75% 12/2/26	310,000	271,444
2.45% 12/2/31	654,000	523,143
3.1% 12/2/51	325,000	213,346
CSX Corp.:
3.25% 6/1/27	137,000	125,947
3.4% 8/1/24	127,000	123,844
3.8% 11/1/46	157,000	119,778
3.95% 5/1/50	98,000	76,665
4.1% 3/15/44	186,000	149,415
4.5% 3/15/49	378,000	320,006
4.75% 11/15/48	159,000	140,236
Norfolk Southern Corp.:
3.65% 8/1/25	329,000	316,572
3.8% 8/1/28	257,000	238,651
3.95% 10/1/42	52,000	40,905
4.05% 8/15/52	237,000	182,067
4.65% 1/15/46	89,000	77,256
Union Pacific Corp.:
2.15% 2/5/27	247,000	220,438
2.75% 3/1/26	183,000	170,576
2.8% 2/14/32	334,000	278,208
2.891% 4/6/36	252,000	192,023
3% 4/15/27	137,000	126,154
3.25% 2/5/50	370,000	260,806
3.35% 8/15/46	129,000	93,089
3.6% 9/15/37	90,000	73,032
3.799% 10/1/51	77,000	59,306
3.839% 3/20/60	386,000	286,622
		6,355,565
Trading Companies & Distributors - 0.2%
Air Lease Corp.:
2.2% 1/15/27	237,000	200,663
2.25% 1/15/23	166,000	164,601
2.75% 1/15/23	274,000	272,424
3% 9/15/23	110,000	107,301
3.125% 12/1/30	334,000	262,982
3.375% 7/1/25	809,000	753,774
3.625% 12/1/27	262,000	226,622
3.875% 7/3/23	701,000	694,993
4.25% 2/1/24	1,082,000	1,065,047
4.25% 9/15/24	448,000	435,802
		4,184,209
Transportation Infrastructure - 0.1%
Avolon Holdings Funding Ltd.:
3.95% 7/1/24 (b)	262,000	247,851
4.25% 4/15/26 (b)	198,000	177,540
4.375% 5/1/26 (b)	587,000	525,098
5.25% 5/15/24 (b)	479,000	464,750
		1,415,239
TOTAL INDUSTRIALS		31,975,560
INFORMATION TECHNOLOGY - 1.7%
Communications Equipment - 0.0%
Cisco Systems, Inc.:
2.2% 9/20/23	206,000	201,630
2.5% 9/20/26	137,000	127,309
3.5% 6/15/25	117,000	113,997
5.9% 2/15/39	340,000	351,671
		794,607
Electronic Equipment & Components - 0.2%
Dell International LLC/EMC Corp.:
4% 7/15/24	315,000	309,201
4.9% 10/1/26	259,000	249,503
5.3% 10/1/29	690,000	642,901
5.45% 6/15/23	217,000	217,560
5.85% 7/15/25	162,000	163,244
6.02% 6/15/26	638,000	640,570
6.1% 7/15/27	298,000	300,386
6.2% 7/15/30	258,000	251,091
8.1% 7/15/36	287,000	303,696
8.35% 7/15/46	329,000	354,862
Tyco Electronics Group SA:
3.45% 8/1/24	100,000	97,919
3.7% 2/15/26	147,000	141,456
7.125% 10/1/37	68,000	76,936
		3,749,325
IT Services - 0.3%
CDW LLC/CDW Finance Corp. 2.67% 12/1/26	394,000	341,745
Fidelity National Information Services, Inc.:
1.15% 3/1/26	585,000	506,217
2.25% 3/1/31	485,000	373,334
Fiserv, Inc.:
3.5% 7/1/29	304,000	264,492
4.4% 7/1/49	504,000	390,899
Global Payments, Inc. 1.2% 3/1/26	810,000	697,122
MasterCard, Inc.:
3.3% 3/26/27	198,000	185,976
3.35% 3/26/30	276,000	248,768
3.8% 11/21/46	104,000	84,351
3.85% 3/26/50	488,000	392,577
PayPal Holdings, Inc.:
1.65% 6/1/25	375,000	345,196
2.3% 6/1/30	434,000	353,063
The Western Union Co. 2.85% 1/10/25	300,000	283,884
Visa, Inc.:
1.1% 2/15/31	560,000	419,034
1.9% 4/15/27	393,000	349,198
2.05% 4/15/30	509,000	420,506
2.7% 4/15/40	327,000	236,388
2.75% 9/15/27	327,000	297,766
3.15% 12/14/25	247,000	235,811
4.3% 12/14/45	182,000	158,532
		6,584,859
Semiconductors & Semiconductor Equipment - 0.4%
Analog Devices, Inc. 2.8% 10/1/41	408,000	288,486
Applied Materials, Inc. 4.35% 4/1/47	354,000	306,068
Broadcom Corp./Broadcom Cayman LP:
3.5% 1/15/28	192,000	169,996
3.875% 1/15/27	105,000	96,587
Broadcom, Inc.:
1.95% 2/15/28 (b)	209,000	171,254
2.45% 2/15/31 (b)	2,705,000	2,038,594
2.6% 2/15/33 (b)	1,777,000	1,269,172
3.459% 9/15/26	346,000	321,481
3.469% 4/15/34 (b)	117,000	87,780
3.5% 2/15/41 (b)	1,435,000	968,295
3.75% 2/15/51 (b)	1,267,000	830,886
4.3% 11/15/32	344,000	288,834
4.75% 4/15/29	469,000	437,432
Intel Corp.:
2% 8/12/31	246,000	190,542
2.45% 11/15/29	284,000	236,936
3.05% 8/12/51	246,000	157,927
3.25% 11/15/49	287,000	190,077
3.734% 12/8/47	90,000	66,860
3.9% 3/25/30	312,000	285,751
4.1% 5/19/46	192,000	153,426
4.1% 5/11/47	66,000	52,269
4.75% 3/25/50	328,000	283,416
Lam Research Corp. 2.875% 6/15/50	402,000	262,110
Micron Technology, Inc. 4.663% 2/15/30	227,000	201,398
NVIDIA Corp.:
2% 6/15/31	697,000	548,067
2.85% 4/1/30	297,000	254,547
3.5% 4/1/50	165,000	120,794
NXP BV/NXP Funding LLC/NXP U.S.A., Inc. 2.65% 2/15/32	609,000	456,869
Texas Instruments, Inc. 4.15% 5/15/48	191,000	162,858
		10,898,712
Software - 0.5%
Microsoft Corp.:
2.525% 6/1/50	1,110,000	725,211
2.675% 6/1/60	184,000	115,700
2.7% 2/12/25	471,000	451,997
2.875% 2/6/24	320,000	313,507
2.921% 3/17/52	1,274,000	898,547
3.041% 3/17/62	113,000	77,102
3.45% 8/8/36	80,000	70,056
3.625% 12/15/23	717,000	710,519
Oracle Corp.:
1.65% 3/25/26	1,129,000	989,232
2.3% 3/25/28	1,288,000	1,075,693
2.5% 4/1/25	296,000	275,830
2.625% 2/15/23	274,000	272,249
2.65% 7/15/26	247,000	222,292
2.8% 4/1/27	736,000	649,555
2.875% 3/25/31	1,708,000	1,347,042
2.95% 5/15/25	137,000	128,939
2.95% 4/1/30	393,000	316,784
3.25% 11/15/27	469,000	417,789
3.4% 7/8/24	130,000	126,354
3.6% 4/1/40	736,000	499,529
3.6% 4/1/50	427,000	267,175
3.85% 7/15/36	278,000	208,028
3.85% 4/1/60	497,000	300,439
3.95% 3/25/51	365,000	242,070
4% 7/15/46	269,000	181,796
4% 11/15/47	480,000	321,624
4.125% 5/15/45	82,000	56,345
4.3% 7/8/34	106,000	86,370
5.375% 7/15/40	343,000	285,850
Roper Technologies, Inc.:
1% 9/15/25	257,000	228,092
1.4% 9/15/27	250,000	206,825
1.75% 2/15/31	250,000	184,206
2% 6/30/30	494,000	378,237
3.8% 12/15/26	233,000	221,483
VMware, Inc. 1.4% 8/15/26	702,000	600,364
		13,452,831
Technology Hardware, Storage & Peripherals - 0.3%
Apple, Inc.:
0.55% 8/20/25	487,000	436,259
0.7% 2/8/26	377,000	331,600
1.25% 8/20/30	452,000	347,859
1.7% 8/5/31	272,000	213,152
2.375% 2/8/41	392,000	271,321
2.4% 1/13/23	822,000	819,222
2.45% 8/4/26	565,000	520,977
2.55% 8/20/60	178,000	106,609
2.65% 5/11/50	143,000	94,039
2.85% 8/5/61	272,000	170,531
2.9% 9/12/27	385,000	355,407
2.95% 9/11/49	733,000	516,276
3% 11/13/27	274,000	252,895
3.2% 5/13/25	288,000	278,659
3.2% 5/11/27	449,000	422,332
3.75% 9/12/47	167,000	135,000
3.75% 11/13/47	191,000	155,697
3.85% 5/4/43	356,000	298,685
4.25% 2/9/47	69,000	61,129
4.375% 5/13/45	129,000	115,748
4.5% 2/23/36	254,000	245,958
4.65% 2/23/46	155,000	144,942
Hewlett Packard Enterprise Co.:
4.9% 10/15/25 (c)	267,000	264,644
6.2% 10/15/35 (c)	107,000	104,675
6.35% 10/15/45 (c)	52,000	47,208
HP, Inc.:
2.2% 6/17/25	389,000	360,036
6% 9/15/41	41,000	35,575
		7,106,435
TOTAL INFORMATION TECHNOLOGY		42,586,769
MATERIALS - 0.4%
Chemicals - 0.2%
Air Products & Chemicals, Inc.:
1.5% 10/15/25	165,000	149,943
2.05% 5/15/30	180,000	147,199
2.7% 5/15/40	155,000	111,401
2.8% 5/15/50	184,000	122,381
Eastman Chemical Co. 4.65% 10/15/44	82,000	63,954
Ecolab, Inc.:
1.3% 1/30/31	219,000	164,557
2.7% 11/1/26	181,000	167,533
2.75% 8/18/55	303,000	187,398
LYB International Finance BV:
4% 7/15/23	87,000	86,480
4.875% 3/15/44	160,000	130,104
LYB International Finance II BV 3.5% 3/2/27	671,000	613,581
LYB International Finance III LLC:
3.375% 10/1/40	254,000	174,074
3.625% 4/1/51	254,000	165,637
LyondellBasell Industries NV 4.625% 2/26/55	103,000	77,270
Nutrien Ltd.:
4% 12/15/26	313,000	296,768
4.2% 4/1/29	142,000	131,396
5% 4/1/49	247,000	218,344
5.25% 1/15/45	96,000	85,408
5.625% 12/1/40	49,000	46,175
Sherwin-Williams Co.:
3.45% 6/1/27	608,000	558,185
3.8% 8/15/49	101,000	72,475
4.5% 6/1/47	234,000	189,689
The Dow Chemical Co.:
2.1% 11/15/30	237,000	181,545
3.6% 11/15/50	244,000	166,665
4.375% 11/15/42	134,000	105,413
4.8% 11/30/28	234,000	222,764
4.8% 5/15/49	211,000	173,298
9.4% 5/15/39	82,000	104,189
The Mosaic Co.:
4.05% 11/15/27	158,000	147,028
4.25% 11/15/23	298,000	295,560
5.625% 11/15/43	103,000	92,468
Westlake Corp. 5% 8/15/46	55,000	45,572
		5,494,454
Containers & Packaging - 0.0%
International Paper Co.:
4.4% 8/15/47	238,000	189,779
5.15% 5/15/46	50,000	43,912
WRKCo, Inc. 4.2% 6/1/32	167,000	146,059
		379,750
Metals & Mining - 0.2%
Barrick Gold Corp. 5.25% 4/1/42	123,000	112,059
BHP Billiton Financial (U.S.A.) Ltd. 5% 9/30/43	82,000	77,719
Freeport-McMoRan, Inc. 4.625% 8/1/30	1,118,000	980,007
Newmont Corp.:
2.25% 10/1/30	460,000	355,833
2.8% 10/1/29	93,000	76,986
5.45% 6/9/44	176,000	160,507
Nucor Corp.:
2.979% 12/15/55	110,000	65,022
6.4% 12/1/37	167,000	171,863
Rio Tinto Finance (U.S.A.) Ltd.:
5.2% 11/2/40	357,000	345,890
7.125% 7/15/28	55,000	59,729
Southern Copper Corp.:
3.875% 4/23/25	101,000	96,139
5.25% 11/8/42	158,000	138,034
7.5% 7/27/35	167,000	179,661
Vale Overseas Ltd. 3.75% 7/8/30	667,000	537,352
Vale SA 5.625% 9/11/42	181,000	154,336
		3,511,137
Paper & Forest Products - 0.0%
Suzano Austria GmbH:
2.5% 9/15/28	412,000	321,072
6% 1/15/29	330,000	307,890
		628,962
TOTAL MATERIALS		10,014,303
REAL ESTATE - 1.5%
Equity Real Estate Investment Trusts (REITs) - 1.3%
Alexandria Real Estate Equities, Inc.:
2% 5/18/32	254,000	186,654
3% 5/18/51	193,000	117,122
4.85% 4/15/49	316,000	264,613
4.9% 12/15/30	523,000	494,717
American Homes 4 Rent LP:
2.375% 7/15/31	95,000	71,628
3.625% 4/15/32	389,000	320,834
4.25% 2/15/28	264,000	243,087
AvalonBay Communities, Inc. 2.3% 3/1/30	167,000	137,544
Boston Properties, Inc.:
2.75% 10/1/26	192,000	172,638
3.125% 9/1/23	52,000	51,066
3.25% 1/30/31	1,011,000	822,623
4.5% 12/1/28	489,000	449,980
Corporate Office Properties LP:
2% 1/15/29	228,000	171,623
2.25% 3/15/26	209,000	183,181
2.75% 4/15/31	310,000	227,906
Crown Castle International Corp.:
1.35% 7/15/25	741,000	664,970
2.25% 1/15/31	199,000	151,955
3.25% 1/15/51	180,000	113,902
Duke Realty LP 1.75% 2/1/31	807,000	616,814
ERP Operating LP:
1.85% 8/1/31	500,000	382,026
3.25% 8/1/27	356,000	319,639
Healthcare Trust of America Holdings LP:
3.1% 2/15/30	165,000	135,130
3.5% 8/1/26	172,000	158,468
Healthpeak Properties, Inc.:
3% 1/15/30	343,000	286,697
3.25% 7/15/26	72,000	67,057
3.4% 2/1/25	13,000	12,454
3.5% 7/15/29	82,000	72,042
Hudson Pacific Properties LP 4.65% 4/1/29	972,000	863,538
Invitation Homes Operating Partnership LP 4.15% 4/15/32	799,000	675,206
Kimco Realty Corp.:
1.9% 3/1/28	284,000	233,796
3.8% 4/1/27	110,000	101,718
4.125% 12/1/46	274,000	203,892
4.45% 9/1/47	142,000	110,472
Kite Realty Group Trust:
4% 3/15/25	783,000	740,273
4.75% 9/15/30	1,220,000	1,060,390
LXP Industrial Trust (REIT):
2.375% 10/1/31	83,000	60,300
2.7% 9/15/30	230,000	176,947
4.4% 6/15/24	181,000	176,824
National Retail Properties, Inc. 3% 4/15/52	234,000	141,127
Omega Healthcare Investors, Inc.:
3.25% 4/15/33	786,000	558,343
3.375% 2/1/31	527,000	401,781
3.625% 10/1/29	742,000	603,894
4.375% 8/1/23	201,000	200,061
4.5% 1/15/25	556,000	541,819
4.5% 4/1/27	2,294,000	2,127,653
4.75% 1/15/28	801,000	734,328
4.95% 4/1/24	170,000	168,090
5.25% 1/15/26	714,000	690,993
Piedmont Operating Partnership LP 2.75% 4/1/32	184,000	130,987
Prologis LP:
1.625% 3/15/31	325,000	246,447
2.125% 4/15/27	328,000	291,047
3.25% 10/1/26	128,000	119,269
Realty Income Corp.:
2.2% 6/15/28	100,000	84,238
2.85% 12/15/32	123,000	98,455
3.25% 1/15/31	128,000	109,227
3.4% 1/15/28	200,000	181,739
Retail Opportunity Investments Partnership LP:
4% 12/15/24	123,000	117,674
5% 12/15/23	93,000	92,044
Simon Property Group LP:
2.2% 2/1/31	731,000	558,699
2.45% 9/13/29	205,000	166,740
3.25% 9/13/49	320,000	207,309
3.375% 12/1/27	547,000	493,669
SITE Centers Corp.:
3.625% 2/1/25	284,000	268,451
4.25% 2/1/26	371,000	349,993
Store Capital Corp.:
2.75% 11/18/30	1,096,000	966,188
4.625% 3/15/29	225,000	215,105
Sun Communities Operating LP:
2.3% 11/1/28	210,000	168,546
2.7% 7/15/31	542,000	409,636
UDR, Inc. 2.1% 6/15/33	446,000	309,950
Ventas Realty LP:
3% 1/15/30	958,000	795,410
3.25% 10/15/26	96,000	88,107
3.5% 2/1/25	919,000	877,437
3.85% 4/1/27	260,000	243,899
4% 3/1/28	876,000	801,787
4.125% 1/15/26	235,000	224,872
4.375% 2/1/45	178,000	137,503
4.75% 11/15/30	1,258,000	1,158,598
4.875% 4/15/49	78,000	66,140
VICI Properties LP:
4.375% 5/15/25	99,000	94,262
4.75% 2/15/28	964,000	886,406
4.95% 2/15/30	1,228,000	1,109,762
5.125% 5/15/32	823,000	729,507
Vornado Realty LP 2.15% 6/1/26	237,000	198,341
Welltower, Inc. 4.95% 9/1/48	274,000	234,393
Weyerhaeuser Co. 4% 4/15/30	317,000	280,331
WP Carey, Inc.:
2.4% 2/1/31	477,000	366,101
3.85% 7/15/29	160,000	141,141
4% 2/1/25	673,000	650,942
		32,138,167
Real Estate Management & Development - 0.2%
Brandywine Operating Partnership LP:
3.95% 2/15/23	796,000	791,992
3.95% 11/15/27	579,000	509,576
4.1% 10/1/24	637,000	614,602
4.55% 10/1/29	734,000	654,093
CBRE Group, Inc.:
2.5% 4/1/31	699,000	531,881
4.875% 3/1/26	156,000	153,899
Digital Realty Trust LP 3.7% 8/15/27	219,000	202,895
Essex Portfolio LP:
3% 1/15/30	51,000	42,379
4% 3/1/29	167,000	151,350
Mid-America Apartments LP 3.95% 3/15/29	190,000	172,768
Tanger Properties LP:
2.75% 9/1/31	551,000	391,133
3.125% 9/1/26	767,000	686,799
3.875% 7/15/27	170,000	152,933
		5,056,300
TOTAL REAL ESTATE		37,194,467
UTILITIES - 1.8%
Electric Utilities - 1.2%
AEP Texas, Inc. 3.8% 10/1/47	117,000	83,604
AEP Transmission Co. LLC 2.75% 8/15/51	197,000	123,087
Alabama Power Co.:
1.45% 9/15/30	500,000	382,752
3.05% 3/15/32	828,000	701,407
3.7% 12/1/47	162,000	121,829
3.75% 3/1/45	27,000	20,305
4.15% 8/15/44	127,000	102,888
4.3% 7/15/48	161,000	132,825
5.2% 6/1/41	106,000	96,227
American Electric Power Co., Inc.:
2.95% 12/15/22	110,000	109,619
3.25% 3/1/50	86,000	55,388
4.3% 12/1/28	480,000	448,452
Appalachian Power Co.:
4.45% 6/1/45	165,000	132,747
4.5% 3/1/49	251,000	203,779
Baltimore Gas & Electric Co.:
2.9% 6/15/50	220,000	142,836
3.35% 7/1/23	78,000	77,383
3.5% 8/15/46	69,000	50,817
CenterPoint Energy Houston Electric LLC:
3.35% 4/1/51	313,000	224,395
3.55% 8/1/42	52,000	39,854
4.25% 2/1/49	71,000	59,401
Cincinnati Gas & Electric Co. 4.3% 2/1/49	744,000	600,808
Cleco Corporate Holdings LLC:
3.375% 9/15/29	433,000	363,950
3.743% 5/1/26	1,810,000	1,685,813
Commonwealth Edison Co.:
3.1% 11/1/24	274,000	264,160
3.2% 11/15/49	467,000	323,303
3.65% 6/15/46	78,000	58,539
3.7% 3/1/45	85,000	63,810
3.75% 8/15/47	169,000	130,219
4% 3/1/48	187,000	149,793
4% 3/1/49	164,000	130,513
DTE Electric Co. 3.95% 3/1/49	100,000	80,189
Duke Energy Carolinas LLC:
2.85% 3/15/32	83,000	68,730
2.95% 12/1/26	165,000	152,993
3.2% 8/15/49	219,000	150,638
3.75% 6/1/45	55,000	41,739
3.875% 3/15/46	107,000	83,391
4% 9/30/42	103,000	82,825
Duke Energy Corp.:
2.45% 6/1/30	529,000	422,688
2.65% 9/1/26	366,000	332,044
3.75% 4/15/24	165,000	162,012
3.75% 9/1/46	250,000	177,038
3.95% 10/15/23	67,000	66,233
4.2% 6/15/49	260,000	196,830
4.8% 12/15/45	76,000	62,750
Duke Energy Florida LLC 3.4% 10/1/46	69,000	48,619
Duke Energy Progress LLC:
3.4% 4/1/32	334,000	286,239
4.15% 12/1/44	49,000	39,515
4.375% 3/30/44	55,000	45,930
Duquesne Light Holdings, Inc.:
2.532% 10/1/30 (b)	166,000	127,258
2.775% 1/7/32 (b)	574,000	439,159
Edison International 2.95% 3/15/23	225,000	224,139
Entergy Corp.:
0.9% 9/15/25	464,000	408,233
2.8% 6/15/30	359,000	290,797
2.95% 9/1/26	129,000	117,884
3.75% 6/15/50	113,000	80,009
Entergy Louisiana LLC 4.2% 9/1/48	87,000	69,944
Entergy, Inc.:
3.55% 9/30/49	111,000	78,042
4% 3/30/29	485,000	448,482
Eversource Energy:
2.55% 3/15/31	440,000	352,277
2.8% 5/1/23	642,000	635,320
2.9% 10/1/24	234,000	224,354
3.35% 3/15/26	181,000	169,393
3.45% 1/15/50	122,000	84,418
Exelon Corp.:
2.75% 3/15/27 (b)	183,000	163,957
3.35% 3/15/32 (b)	222,000	186,105
3.95% 6/15/25	539,000	520,701
4.05% 4/15/30	218,000	197,586
4.1% 3/15/52 (b)	165,000	127,303
4.7% 4/15/50	97,000	81,120
5.1% 6/15/45	30,000	26,723
FirstEnergy Corp.:
1.6% 1/15/26	344,000	296,700
2.25% 9/1/30	370,000	284,652
3.4% 3/1/50	100,000	65,500
4.4% 7/15/27	233,000	216,196
5.35% 7/15/47	129,000	108,875
7.375% 11/15/31	673,000	739,492
Florida Power & Light Co.:
3.125% 12/1/25	140,000	133,330
3.15% 10/1/49	192,000	135,245
3.25% 6/1/24	130,000	127,232
4.05% 10/1/44	149,000	122,176
4.125% 6/1/48	337,000	281,237
Indiana Michigan Power Co.:
3.2% 3/15/23	76,000	75,666
3.25% 5/1/51	133,000	88,796
Interstate Power and Light Co. 2.3% 6/1/30	381,000	305,883
IPALCO Enterprises, Inc.:
3.7% 9/1/24	271,000	259,945
4.25% 5/1/30	1,025,000	889,277
NextEra Energy Capital Holdings, Inc.:
1.875% 1/15/27	474,000	411,331
1.9% 6/15/28	334,000	276,479
2.44% 1/15/32	470,000	365,632
Northern States Power Co.:
2.6% 6/1/51	360,000	223,852
2.9% 3/1/50	327,000	218,495
3.4% 8/15/42	55,000	41,896
4.125% 5/15/44	123,000	102,817
NSTAR Electric Co. 3.2% 5/15/27	210,000	194,823
Oncor Electric Delivery Co. LLC:
0.55% 10/1/25	878,000	772,704
3.1% 9/15/49	525,000	363,055
3.8% 9/30/47	267,000	211,517
Pacific Gas & Electric Co.:
3.15% 1/1/26	400,355	359,718
3.25% 6/1/31	167,000	127,414
3.45% 7/1/25	166,815	155,160
3.5% 6/15/25	334,000	301,104
4.2% 6/1/41	834,000	571,993
4.55% 7/1/30	1,037,586	889,147
4.75% 2/15/44	33,000	23,637
PacifiCorp:
3.6% 4/1/24	110,000	108,160
4.125% 1/15/49	369,000	293,318
4.15% 2/15/50	100,000	80,408
6% 1/15/39	170,000	169,887
Potomac Electric Power Co. 6.5% 11/15/37	104,000	110,853
PPL Capital Funding, Inc. 3.1% 5/15/26	219,000	201,916
PPL Electric Utilities Corp.:
3% 10/1/49	364,000	243,060
4.15% 10/1/45	96,000	77,282
Progress Energy, Inc. 6% 12/1/39	143,000	137,931
Public Service Co. of Colorado:
2.9% 5/15/25	302,000	286,711
3.8% 6/15/47	127,000	98,744
Public Service Electric & Gas Co.:
2.45% 1/15/30	279,000	235,577
3.15% 1/1/50	315,000	216,529
3.65% 9/1/42	77,000	59,470
4% 6/1/44	137,000	105,699
Puget Sound Energy, Inc. 4.3% 5/20/45	176,000	143,832
Southern California Edison Co.:
2.25% 6/1/30	248,000	196,464
2.95% 2/1/51	550,000	334,745
4% 4/1/47	274,000	199,629
4.125% 3/1/48	194,000	144,161
Southern Co.:
3.25% 7/1/26	302,000	279,773
4.4% 7/1/46	201,000	156,942
Tampa Electric Co.:
4.45% 6/15/49	321,000	270,477
6.15% 5/15/37	172,000	175,539
Union Electric Co. 3.9% 9/15/42	101,000	80,878
Virginia Electric & Power Co.:
3.1% 5/15/25	110,000	105,188
3.3% 12/1/49	200,000	140,253
3.45% 2/15/24	75,000	73,600
3.8% 4/1/28	409,000	383,757
3.8% 9/15/47	225,000	171,466
4.2% 5/15/45	289,000	231,453
4.45% 2/15/44	75,000	63,137
4.6% 12/1/48	194,000	167,618
6% 5/15/37	55,000	55,471
Wisconsin Electric Power Co. 4.25% 6/1/44	129,000	102,723
Xcel Energy, Inc. 3.35% 12/1/26	82,000	76,053
		30,353,790
Gas Utilities - 0.0%
Dominion Gas Holdings LLC 2.5% 11/15/24	304,000	288,380
Nakilat, Inc. 6.067% 12/31/33 (b)	208,859	209,094
Southern California Gas Co. 2.6% 6/15/26	363,000	333,027
Southern Co. Gas Capital Corp. 3.95% 10/1/46	371,000	272,162
		1,102,663
Independent Power and Renewable Electricity Producers - 0.1%
Emera U.S. Finance LP:
3.55% 6/15/26	237,000	220,098
4.75% 6/15/46	143,000	112,307
Exelon Generation Co. LLC 3.25% 6/1/25	334,000	316,821
The AES Corp.:
3.3% 7/15/25 (b)	1,079,000	994,978
3.95% 7/15/30 (b)	941,000	805,778
		2,449,982
Multi-Utilities - 0.5%
Ameren Illinois Co. 4.5% 3/15/49	207,000	176,730
Berkshire Hathaway Energy Co.:
3.25% 4/15/28	274,000	248,501
3.7% 7/15/30	275,000	247,332
3.8% 7/15/48	274,000	206,205
4.05% 4/15/25	1,561,000	1,534,470
4.25% 10/15/50	237,000	190,555
4.5% 2/1/45	182,000	151,841
5.15% 11/15/43	212,000	192,737
CenterPoint Energy, Inc. 3.7% 9/1/49	167,000	119,002
CMS Energy Corp. 4.875% 3/1/44	137,000	118,249
Consolidated Edison Co. of New York, Inc.:
3.35% 4/1/30	99,000	86,981
3.875% 6/15/47	78,000	59,142
4.45% 3/15/44	219,000	181,455
4.5% 5/15/58	260,000	204,887
4.65% 12/1/48	287,000	244,309
5.5% 12/1/39	69,000	64,714
Consumers Energy Co.:
2.65% 8/15/52	344,000	213,049
3.5% 8/1/51	100,000	73,596
Delmarva Power & Light Co. 4% 6/1/42	110,000	85,734
Dominion Energy, Inc.:
3.375% 4/1/30	632,000	543,504
3.9% 10/1/25	354,000	339,969
4.9% 8/1/41	55,000	48,427
DTE Energy Co.:
2.85% 10/1/26	165,000	150,349
3.8% 3/15/27	370,000	342,730
NiSource, Inc.:
0.95% 8/15/25	374,000	331,958
1.7% 2/15/31	444,000	328,550
2.95% 9/1/29	1,074,000	906,492
3.49% 5/15/27	210,000	192,930
3.95% 3/30/48	274,000	202,149
4.375% 5/15/47	131,000	103,906
4.8% 2/15/44	151,000	126,786
Puget Energy, Inc.:
3.65% 5/15/25	221,000	209,058
4.1% 6/15/30	1,710,000	1,506,802
4.224% 3/15/32	756,000	652,547
San Diego Gas & Electric Co. 4.5% 8/15/40	27,000	23,216
Sempra Energy:
3.25% 6/15/27	167,000	152,426
3.8% 2/1/38	233,000	181,662
4% 2/1/48	604,000	450,280
6% 10/15/39	27,000	26,219
WEC Energy Group, Inc. 3 month U.S. LIBOR + 2.610% 5.0176% 5/15/67 (c)(d)	295,000	244,850
		11,464,299
Water Utilities - 0.0%
American Water Capital Corp.:
2.95% 9/1/27	167,000	151,572
3.45% 6/1/29	167,000	148,723
6.593% 10/15/37	179,000	188,365
		488,660
TOTAL UTILITIES		45,859,394
TOTAL NONCONVERTIBLE BONDS (Cost $913,441,384)		830,434,568

U.S. Government and Government Agency Obligations - 36.0%
	Principal Amount (a)	Value ($)
U.S. Government Agency Obligations - 0.6%
Fannie Mae:
0.375% 8/25/25	981,000	877,162
0.5% 6/17/25	1,103,000	996,898
0.625% 4/22/25	1,170,000	1,066,192
0.75% 10/8/27	581,000	493,897
0.875% 8/5/30	1,394,000	1,090,307
1.625% 10/15/24	616,000	584,470
1.75% 7/2/24	791,000	757,320
1.875% 9/24/26	366,000	334,480
2.125% 4/24/26	110,000	102,332
2.625% 9/6/24	110,000	106,692
2.875% 9/12/23	211,000	207,977
6.625% 11/15/30	334,000	390,067
Federal Home Loan Bank:
0.375% 9/4/25	245,000	219,687
0.5% 4/14/25	1,535,000	1,393,329
1.5% 8/15/24	135,000	128,486
2.5% 2/13/24	135,000	131,931
3.25% 11/16/28	650,000	620,207
5.5% 7/15/36	40,000	44,691
Freddie Mac:
0.25% 8/24/23	577,000	556,982
0.25% 12/4/23	1,462,000	1,394,911
0.375% 7/21/25	724,000	649,538
0.375% 9/23/25	818,000	729,538
2.75% 6/19/23	664,000	656,780
6.25% 7/15/32	211,000	245,515
6.75% 3/15/31	713,000	842,719
Tennessee Valley Authority:
0.75% 5/15/25	946,000	862,346
4.25% 9/15/65	204,000	181,936
5.25% 9/15/39	548,000	583,066
5.375% 4/1/56	148,000	160,507
TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS		16,409,963
U.S. Treasury Obligations - 35.4%
U.S. Treasury Bonds:
1.125% 5/15/40	15,985,600	9,989,127
1.75% 8/15/41	23,171,800	15,842,813
1.875% 11/15/51	14,846,000	9,817,497
2% 11/15/41 (e)	72,500	51,888
2% 8/15/51	52,233,600	35,677,998
2.25% 2/15/52	11,359,700	8,253,532
2.375% 11/15/49	6,448,000	4,855,646
2.375% 5/15/51	8,558,600	6,402,903
2.875% 5/15/52	15,000,000	12,578,906
3% 2/15/47	15,804,500	13,213,426
3% 8/15/52	57,000,000	49,189,219
3.25% 5/15/42 (e)(f)	1,330,000	1,180,375
3.375% 8/15/42	58,200,000	52,716,469
U.S. Treasury Notes:
0.125% 6/30/23	6,837,100	6,638,397
0.125% 1/15/24	8,692,100	8,238,821
0.25% 9/30/23	6,294,000	6,045,190
0.25% 6/30/25	10,067,700	9,036,154
0.25% 7/31/25	32,270,100	28,843,923
0.25% 9/30/25	6,026,800	5,356,319
0.25% 10/31/25	6,277,200	5,559,000
0.375% 10/31/23	12,586,300	12,064,165
0.375% 11/30/25	12,167,400	10,787,636
0.375% 12/31/25	8,362,600	7,394,694
0.375% 7/31/27	8,695,100	7,300,148
0.5% 11/30/23	8,625,700	8,255,401
0.5% 3/31/25	14,856,100	13,553,290
0.5% 10/31/27	12,237,600	10,244,210
0.625% 10/15/24	6,792,700	6,314,558
0.625% 7/31/26	6,372,400	5,573,112
0.625% 5/15/30	13,371,300	10,533,033
0.75% 11/15/24	9,198,200	8,547,140
0.75% 3/31/26	16,609,700	14,748,246
0.75% 8/31/26	16,677,700	14,626,213
0.875% 1/31/24	8,330,800	7,958,843
0.875% 9/30/26	14,753,700	12,979,222
1% 12/15/24	14,172,600	13,206,538
1.125% 10/31/26	11,868,500	10,522,631
1.125% 2/29/28	9,043,800	7,761,771
1.125% 8/31/28	17,817,900	15,084,662
1.25% 12/31/26	10,596,100	9,411,903
1.25% 5/31/28	49,521,400	42,522,634
1.25% 6/30/28	12,849,100	11,012,080
1.375% 1/31/25	8,268,800	7,744,894
1.5% 10/31/24	7,620,500	7,206,135
1.5% 1/31/27	18,609,600	16,681,762
1.5% 11/30/28 (e)(f)	362,300	312,271
1.5% 2/15/30	24,988,100	21,206,698
1.625% 9/30/26	12,924,100	11,733,669
1.75% 7/31/24	6,198,300	5,923,977
1.75% 12/31/24	11,637,400	11,026,437
2.25% 3/31/24	20,141,200	19,536,964
2.25% 4/30/24	12,287,400	11,896,699
2.25% 2/15/27	6,285,100	5,809,298
2.25% 8/15/27	18,256,900	16,782,085
2.25% 11/15/27	8,316,200	7,609,648
2.5% 1/31/24	13,133,500	12,822,092
2.625% 5/31/27	50,000,000	46,937,500
2.625% 7/31/29	30,000,000	27,567,188
2.75% 4/30/27	9,654,600	9,111,152
2.75% 7/31/27	25,000,000	23,541,016
2.75% 8/15/32	9,228,000	8,437,853
2.875% 9/30/23	7,504,500	7,407,762
2.875% 5/15/32	59,102,000	54,641,605
TOTAL U.S. TREASURY OBLIGATIONS		883,826,438
TOTAL U.S. GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS (Cost $964,769,812)		900,236,401

U.S. Government Agency - Mortgage Securities - 26.0%
	Principal Amount (a)	Value ($)
Fannie Mae - 6.0%
12 month U.S. LIBOR + 1.480% 3.787% 7/1/34 (c)(d)	892	906
12 month U.S. LIBOR + 1.510% 3.044% 11/1/34 (c)(d)	54,639	55,432
12 month U.S. LIBOR + 1.550% 3.803% 6/1/36 (c)(d)	915	936
12 month U.S. LIBOR + 1.630% 2.884% 11/1/36 (c)(d)	10,544	10,704
12 month U.S. LIBOR + 1.640% 2.534% 4/1/41 (c)(d)	12,546	12,700
12 month U.S. LIBOR + 1.700% 3.184% 6/1/42 (c)(d)	7,176	7,325
12 month U.S. LIBOR + 1.730% 3.105% 5/1/36 (c)(d)	7,137	7,282
12 month U.S. LIBOR + 1.750% 2.434% 7/1/35 (c)(d)	740	749
12 month U.S. LIBOR + 1.780% 2.163% 2/1/36 (c)(d)	4,722	4,786
12 month U.S. LIBOR + 1.800% 4.05% 7/1/41 (c)(d)	4,446	4,554
12 month U.S. LIBOR + 1.810% 2.068% 9/1/41 (c)(d)	2,399	2,458
12 month U.S. LIBOR + 1.810% 4% 7/1/41 (c)(d)	5,315	5,463
12 month U.S. LIBOR + 1.820% 2.195% 12/1/35 (c)(d)	2,878	2,933
12 month U.S. LIBOR + 1.830% 2.08% 10/1/41 (c)(d)	2,325	2,319
12 month U.S. LIBOR + 1.880% 2.938% 11/1/34 (c)(d)	4,588	4,658
12 month U.S. LIBOR + 1.950% 3.555% 9/1/36 (c)(d)	5,311	5,394
12 month U.S. LIBOR + 1.950% 3.771% 7/1/37 (c)(d)	2,001	2,058
6 month U.S. LIBOR + 1.310% 2.438% 5/1/34 (c)(d)	4,438	4,479
6 month U.S. LIBOR + 1.420% 2.571% 9/1/33 (c)(d)	7,607	7,639
6 month U.S. LIBOR + 1.550% 2.76% 10/1/33 (c)(d)	498	511
6 month U.S. LIBOR + 1.560% 3.64% 7/1/35 (c)(d)	843	869
U.S. TREASURY 1 YEAR INDEX + 1.940% 3.87% 10/1/33 (c)(d)	7,828	8,074
U.S. TREASURY 1 YEAR INDEX + 2.200% 2.583% 3/1/35 (c)(d)	699	720
U.S. TREASURY 1 YEAR INDEX + 2.220% 2.466% 8/1/36 (c)(d)	9,181	9,510
U.S. TREASURY 1 YEAR INDEX + 2.280% 2.465% 10/1/33 (c)(d)	1,396	1,447
U.S. TREASURY 1 YEAR INDEX + 2.420% 2.921% 5/1/35 (c)(d)	2,117	2,196
1.5% 9/1/35 to 6/1/51	9,448,782	7,638,683
2% 5/1/23 to 3/1/52 (f)	28,177,632	23,640,211
2.5% 7/1/26 to 3/1/52	32,936,161	28,474,253
3% 8/1/26 to 5/1/52	41,151,887	36,743,006
3.5% 5/1/28 to 4/1/52 (e)	22,057,468	20,291,252
4% 7/1/30 to 1/1/52	15,053,381	14,181,947
4.5% to 4.5% 3/1/23 to 8/1/52	12,513,301	12,113,305
5% 3/1/23 to 9/1/52	5,350,290	5,291,179
5.5% 12/1/23 to 6/1/49	1,271,488	1,299,171
6% to 6% 2/1/23 to 1/1/42	793,355	824,569
6.5% 12/1/23 to 10/1/39	213,387	225,085
7% to 7% 11/1/23 to 2/1/32	11,216	11,592
7.5% to 7.5% 9/1/25 to 11/1/31	13,424	14,071
TOTAL FANNIE MAE		150,914,426
Freddie Mac - 3.1%
12 month U.S. LIBOR + 1.370% 1.87% 3/1/36 (c)(d)	5,908	5,920
12 month U.S. LIBOR + 1.880% 3.255% 4/1/41 (c)(d)	897	914
12 month U.S. LIBOR + 1.880% 3.625% 9/1/41 (c)(d)	3,581	3,653
12 month U.S. LIBOR + 1.910% 3.219% 5/1/41 (c)(d)	7,224	7,363
12 month U.S. LIBOR + 1.910% 3.568% 5/1/41 (c)(d)	7,568	7,736
12 month U.S. LIBOR + 1.910% 3.775% 6/1/41 (c)(d)	9,399	9,620
12 month U.S. LIBOR + 1.910% 4.16% 6/1/41 (c)(d)	2,359	2,422
12 month U.S. LIBOR + 1.940% 3.966% 9/1/37 (c)(d)	5,009	5,132
12 month U.S. LIBOR + 2.030% 4.158% 3/1/33 (c)(d)	77	78
12 month U.S. LIBOR + 2.160% 2.41% 11/1/35 (c)(d)	1,184	1,208
6 month U.S. LIBOR + 1.650% 2.447% 4/1/35 (c)(d)	5,214	5,353
6 month U.S. LIBOR + 2.680% 3.66% 10/1/35 (c)(d)	861	903
U.S. TREASURY 1 YEAR INDEX + 1.710% 1.949% 3/1/36 (c)(d)	50,640	51,449
U.S. TREASURY 1 YEAR INDEX + 2.230% 2.593% 12/1/35 (c)(d)	21,770	22,561
U.S. TREASURY 1 YEAR INDEX + 2.240% 2.372% 1/1/35 (c)(d)	768	790
U.S. TREASURY 1 YEAR INDEX + 2.250% 2.463% 3/1/35 (c)(d)	10,172	10,430
1.5% 7/1/35 to 12/1/50	3,381,833	2,731,582
2% 6/1/23 to 4/1/52	14,398,259	11,961,819
2% 9/1/35	277,677	245,611
2% 10/1/35	1,819,489	1,609,373
2.5% 2/1/27 to 3/1/52	22,185,095	19,122,850
3% 10/1/26 to 1/1/52	14,598,594	13,084,867
3% 8/1/47	5,596	4,943
3.5% 4/1/28 to 3/1/52	14,601,017	13,524,590
3.5% 8/1/47	6,106	5,614
3.5% 9/1/47	263,488	243,340
4% 8/1/33 to 8/1/52 (f)	7,420,129	6,968,739
4.5% 5/1/23 to 9/1/50	4,694,790	4,566,808
5% 4/1/23 to 9/1/52	1,560,018	1,545,372
5.5% 5/1/23 to 6/1/49	488,417	496,452
6% 4/1/32 to 8/1/37	55,440	57,286
6.5% 8/1/36 to 12/1/37	2,752	2,921
7.5% 8/1/26 to 9/1/31	1,647	1,748
8% 5/1/27	32	33
8.5% 5/1/27 to 1/1/28	257	269
TOTAL FREDDIE MAC		76,309,749
Ginnie Mae - 5.0%
3.5% 12/15/40 to 6/20/51	16,750,765	15,439,712
4% 1/15/25 to 1/20/51	9,325,585	8,837,517
5% 1/20/39 to 4/20/49	1,510,432	1,510,530
6.5% 4/15/35 to 1/15/39	25,882	27,357
7% 1/15/28 to 7/15/32	39,775	41,446
7.5% to 7.5% 11/15/22 to 10/15/28	6,584	6,835
8% 3/15/30 to 9/15/30	911	966
1.5% 3/20/51 to 12/20/51	311,231	247,240
2% 10/20/50 to 11/20/51 (f)	26,223,919	21,957,661
2% 10/1/52 (g)	4,200,000	3,496,372
2% 10/1/52 (g)	550,000	457,858
2% 10/1/52 (g)	1,450,000	1,207,081
2% 10/1/52 (g)	1,000,000	832,470
2% 11/1/52 (g)	550,000	457,815
2% 11/1/52 (g)	550,000	457,815
2% 11/1/52 (g)	300,000	249,717
2% 12/1/52 (g)	900,000	752,906
2.5% 7/20/43 to 5/20/52	26,422,718	22,851,655
2.5% 10/1/52 (g)	5,600,000	4,808,843
2.5% 10/1/52 (g)	1,950,000	1,674,508
2.5% 10/1/52 (g)	1,150,000	987,530
2.5% 11/1/52 (g)	1,150,000	987,350
2.5% 11/1/52 (g)	1,950,000	1,674,203
2.5% 12/1/52 (g)	2,500,000	2,156,250
3% 7/15/42 to 10/20/51	16,336,228	14,652,487
3% 10/1/52 (g)	3,300,000	2,912,991
3% 10/1/52 (g)	2,100,000	1,853,722
3% 10/1/52 (g)	500,000	441,362
3% 10/1/52 (g)	300,000	264,817
3% 10/1/52 (g)	500,000	441,362
3% 10/1/52 (g)	600,000	529,635
3% 11/1/52 (g)	1,100,000	970,396
3% 11/1/52 (g)	1,500,000	1,323,267
3% 12/1/52 (g)	700,000	615,891
3.5% 10/1/52 (g)	2,200,000	1,998,696
4.5% to 4.5% 11/20/33 to 5/20/51	3,647,247	3,555,979
4.5% 10/1/52 (g)	900,000	860,349
4.5% 10/1/52 (g)	2,100,000	2,007,481
5.5% 12/20/32 to 12/20/48	275,858	281,674
6% to 6% 5/20/34 to 12/15/40	104,030	108,475
TOTAL GINNIE MAE		123,940,221
Uniform Mortgage Backed Securities - 11.9%
1.5% 10/1/37 (g)	2,200,000	1,884,291
1.5% 10/1/37 (g)	800,000	685,197
1.5% 10/1/37 (g)	550,000	471,073
1.5% 10/1/37 (g)	1,050,000	899,321
1.5% 10/1/37 (g)	550,000	471,073
1.5% 10/1/37 (g)	550,000	471,073
1.5% 10/1/37 (g)	1,100,000	942,145
1.5% 10/1/37 (g)	2,900,000	2,483,838
1.5% 11/1/37 (g)	1,250,000	1,070,718
1.5% 11/1/37 (g)	3,550,000	3,040,838
1.5% 11/1/37 (g)	950,000	813,745
1.5% 10/1/52 (g)	5,000,000	3,829,375
1.5% 10/1/52 (g)	1,500,000	1,148,813
1.5% 10/1/52 (g)	4,250,000	3,254,969
1.5% 11/1/52 (g)	8,450,000	6,471,974
2% 10/1/37 (g)	900,000	792,155
2% 10/1/37 (g)	450,000	396,077
2% 10/1/37 (g)	450,000	396,077
2% 10/1/37 (g)	1,650,000	1,452,283
2% 10/1/37 (g)	675,000	594,116
2% 10/1/37 (g)	400,000	352,069
2% 10/1/37 (g)	375,000	330,064
2% 10/1/37 (g)	2,100,000	1,848,361
2% 11/1/37 (g)	750,000	660,129
2% 11/1/37 (g)	1,100,000	968,189
2% 11/1/37 (g)	3,100,000	2,728,533
2% 10/1/52 (g)	8,000,000	6,473,250
2% 10/1/52 (g)	5,500,000	4,450,360
2% 10/1/52 (g)	5,800,000	4,693,107
2% 10/1/52 (g)	8,700,000	7,039,660
2% 10/1/52 (g)	6,000,000	4,854,938
2% 10/1/52 (g)	2,800,000	2,265,638
2% 10/1/52 (g)	1,525,000	1,233,963
2% 10/1/52 (g)	9,250,000	7,484,696
2% 10/1/52 (g)	4,250,000	3,438,914
2% 10/1/52 (g)	3,325,000	2,690,445
2% 10/1/52 (g)	700,000	566,409
2% 10/1/52 (g)	800,000	647,325
2% 10/1/52 (g)	1,500,000	1,213,734
2% 10/1/52 (g)	700,000	566,409
2% 10/1/52 (g)	1,000,000	809,156
2% 10/1/52 (g)	23,950,000	19,379,293
2% 10/1/52 (g)	900,000	728,241
2% 10/1/52 (g)	2,950,000	2,387,011
2% 11/1/52 (g)	10,850,000	8,778,922
2% 11/1/52 (g)	8,750,000	7,079,776
2% 11/1/52 (g)	12,950,000	10,478,068
2% 11/1/52 (g)	8,400,000	6,796,584
2% 11/1/52 (g)	12,800,000	10,356,700
2.5% 10/1/37 (g)	1,000,000	904,922
2.5% 10/1/37 (g)	1,000,000	904,922
2.5% 10/1/37 (g)	3,200,000	2,895,750
2.5% 11/1/37 (g)	650,000	587,641
2.5% 11/1/37 (g)	4,400,000	3,977,875
2.5% 10/1/52 (g)	5,500,000	4,615,273
2.5% 10/1/52 (g)	15,950,000	13,384,293
2.5% 10/1/52 (g)	6,950,000	5,832,027
2.5% 10/1/52 (g)	5,600,000	4,699,187
2.5% 10/1/52 (g)	6,950,000	5,832,027
2.5% 10/1/52 (g)	1,500,000	1,258,711
2.5% 10/1/52 (g)	4,600,000	3,860,047
2.5% 10/1/52 (g)	150,000	125,871
2.5% 11/1/52 (g)	14,400,000	12,080,812
2.5% 11/1/52 (g)	11,250,000	9,438,135
3% 10/1/52 (g)	5,200,000	4,520,750
3% 10/1/52 (g)	3,900,000	3,390,563
3% 10/1/52 (g)	700,000	608,563
3% 10/1/52 (g)	1,100,000	956,313
3% 10/1/52 (g)	1,100,000	956,313
3% 10/1/52 (g)	450,000	391,219
3% 10/1/52 (g)	650,000	565,094
3% 10/1/52 (g)	200,000	173,875
3% 10/1/52 (g)	1,400,000	1,217,125
3% 10/1/52 (g)	100,000	86,938
3% 11/1/52 (g)	3,500,000	3,041,172
3.5% 10/1/37 (g)	975,000	920,613
3.5% 10/1/52 (g)	7,300,000	6,564,295
3.5% 10/1/52 (g)	2,200,000	1,978,281
3.5% 10/1/52 (g)	100,000	89,922
3.5% 10/1/52 (g)	2,300,000	2,068,203
3.5% 10/1/52 (g)	2,650,000	2,382,929
3.5% 10/1/52 (g)	1,950,000	1,753,476
3.5% 11/1/52 (g)	9,600,000	8,626,498
4% 10/1/37 (g)	350,000	337,312
4% 10/1/52 (g)	400,000	370,750
4% 10/1/52 (g)	700,000	648,812
4% 10/1/52 (g)	6,700,000	6,210,061
4% 10/1/52 (g)	1,450,000	1,343,968
4% 10/1/52 (g)	1,900,000	1,761,062
4% 10/1/52 (g)	1,925,000	1,784,234
4% 10/1/52 (g)	1,075,000	996,390
4.5% 10/1/52 (g)	2,500,000	2,378,515
4.5% 10/1/52 (g)	2,600,000	2,473,656
4.5% 10/1/52 (g)	600,000	570,844
4.5% 10/1/52 (g)	800,000	761,125
4.5% 11/1/52 (g)	1,550,000	1,472,923
5% 10/1/52 (g)	2,950,000	2,870,257
5% 10/1/52 (g)	3,650,000	3,551,335
5.5% 10/1/52 (g)	1,000,000	993,635
5.5% 10/1/52 (g)	1,700,000	1,689,180
5.5% 10/1/52 (g)	1,900,000	1,887,907
5.5% 11/1/52 (g)	2,350,000	2,329,994
TOTAL UNIFORM MORTGAGE BACKED SECURITIES		297,990,690
TOTAL U.S. GOVERNMENT AGENCY - MORTGAGE SECURITIES (Cost $685,050,273)		649,155,086

Asset-Backed Securities - 4.1%
	Principal Amount (a)	Value ($)
AASET Trust:
Series 2018-1A Class A, 3.844% 1/16/38 (b)	337,276	218,738
Series 2019-1 Class A, 3.844% 5/15/39 (b)	315,215	209,221
Series 2019-2 Class A, 3.376% 10/16/39 (b)	661,141	470,138
Series 2021-1A Class A, 2.95% 11/16/41 (b)	728,015	580,712
Series 2021-2A Class A, 2.798% 1/15/47 (b)	1,410,936	1,115,212
AASET, Ltd. Series 2022-1A Class A, 6% 5/16/47 (b)	12,964,172	12,120,817
AIMCO CLO Series 2021-AA Class AR2, 3 month U.S. LIBOR + 1.140% 3.8803% 10/17/34 (b)(c)(d)	313,000	296,681
AIMCO CLO Ltd. Series 2021-11A Class AR, 3 month U.S. LIBOR + 1.130% 3.8703% 10/17/34 (b)(c)(d)	524,413	500,151
AIMCO CLO Ltd. / AIMCO CLO LLC Series 2021-14A Class A, 3 month U.S. LIBOR + 0.990% 3.6999% 4/20/34 (b)(c)(d)	1,282,526	1,216,130
Allegro CLO XV, Ltd. / Allegro CLO VX LLC Series 2022-1A Class A, CME TERM SOFR 3 MONTH INDEX + 1.500% 3.1807% 7/20/35 (b)(c)(d)	667,851	643,457
Allegro CLO, Ltd. Series 2021-1A Class A, 3 month U.S. LIBOR + 1.140% 3.8499% 7/20/34 (b)(c)(d)	627,261	596,484
Apollo Aviation Securitization Equity Trust Series 2020-1A Class A, 3.351% 1/16/40 (b)	205,581	165,864
Ares CLO Series 2019-54A Class A, 3 month U.S. LIBOR + 1.320% 3.832% 10/15/32 (b)(c)(d)	686,534	665,049
Ares LIX CLO Ltd. Series 2021-59A Class A, 3 month U.S. LIBOR + 1.030% 3.813% 4/25/34 (b)(c)(d)	425,583	404,220
Ares LV CLO Ltd. Series 2021-55A Class A1R, 3 month U.S. LIBOR + 1.130% 3.642% 7/15/34 (b)(c)(d)	790,637	757,350
Ares LVIII CLO LLC Series 2022-58A Class AR, CME TERM SOFR 3 MONTH INDEX + 1.330% 3.6579% 1/15/35 (b)(c)(d)	1,304,759	1,256,409
Ares XLI CLO Ltd. / Ares XLI CLO LLC Series 2021-41A Class AR2, 3 month U.S. LIBOR + 1.070% 3.582% 4/15/34 (b)(c)(d)	889,718	846,052
Ares XXXIV CLO Ltd. Series 2020-2A Class AR2, 3 month U.S. LIBOR + 1.250% 3.9903% 4/17/33 (b)(c)(d)	964,629	927,113
Babson CLO Ltd. Series 2021-1A Class AR, 3 month U.S. LIBOR + 1.150% 3.662% 10/15/36 (b)(c)(d)	14,190,185	13,494,937
Barings CLO Ltd.:
Series 2021-1A Class A, 3 month U.S. LIBOR + 1.020% 3.803% 4/25/34 (b)(c)(d)	934,550	891,326
Series 2021-4A Class A, 3 month U.S. LIBOR + 1.220% 3.9299% 1/20/32 (b)(c)(d)	847,650	824,094
Beechwood Park CLO Ltd. Series 2022-1A Class A1R, CME TERM SOFR 3 MONTH INDEX + 1.300% 3.7808% 1/17/35 (b)(c)(d)	1,072,148	1,029,876
BETHP Series 2021-1A Class A, 3 month U.S. LIBOR + 1.130% 3.642% 1/15/35 (b)(c)(d)	799,679	758,272
Blackbird Capital Aircraft:
Series 2016-1A:
Class A, 4.213% 12/16/41 (b)	825,217	701,001
Class AA, 2.487% 12/16/41 (b)(c)	88,215	80,448
Series 2021-1A Class A, 2.443% 7/15/46 (b)	1,015,484	819,643
Bristol Park CLO, Ltd. Series 2020-1A Class AR, 3 month U.S. LIBOR + 0.990% 3.502% 4/15/29 (b)(c)(d)	1,470,926	1,439,770
Capital One Multi-Asset Execution Trust Series 2019-A3 Class A3, 2.06% 8/15/28	283,000	255,356
CarMax Auto Owner Trust Series 2021-1 Class A3, 0.34% 12/15/25	852,371	824,954
Castlelake Aircraft Securitization Trust Series 2019-1A:
Class A, 3.967% 4/15/39 (b)	511,895	441,556
Class B, 5.095% 4/15/39 (b)	272,765	207,870
Castlelake Aircraft Structured Trust:
Series 2018-1 Class A, 4.125% 6/15/43 (b)	361,652	316,431
Series 2021-1A Class A, 3.474% 1/15/46 (b)	209,326	183,398
Cedar Funding Ltd.:
Series 2021-10A Class AR, 3 month U.S. LIBOR + 1.100% 3.8099% 10/20/32 (b)(c)(d)	799,316	768,597
Series 2022-15A Class A, CME TERM SOFR 3 MONTH INDEX + 1.320% 3.7973% 4/20/35 (b)(c)(d)	994,984	950,516
Cedar Funding XII CLO Ltd. / Cedar Funding XII CLO LLC Series 2021-12A Class A1R, 3 month U.S. LIBOR + 1.130% 3.913% 10/25/34 (b)(c)(d)	490,758	471,043
CEDF Series 2021-6A Class ARR, 3 month U.S. LIBOR + 1.050% 3.7599% 4/20/34 (b)(c)(d)	772,931	731,664
Cent CLO Ltd. / Cent CLO Series 2021-29A Class AR, 3 month U.S. LIBOR + 1.170% 3.8799% 10/20/34 (b)(c)(d)	795,912	761,981
Citibank Credit Card Issuance Trust:
Series 2013-A9 Class A9, 3.72% 9/8/25	128,000	127,139
Series 2018-A6 Class A6, 3.21% 12/7/24	260,000	259,834
Series 2018-A7 Class A7, 3.96% 10/13/30	442,000	426,125
Columbia Cent CLO 31 Ltd. Series 2021-31A Class A1, 3 month U.S. LIBOR + 1.200% 3.9099% 4/20/34 (b)(c)(d)	853,929	809,364
Columbia Cent Clo 32 Ltd. / Coliseum Series 2022-32A Class A1, CME TERM SOFR 3 MONTH INDEX + 1.700% 4.197% 7/24/34 (b)(c)(d)	3,009,000	2,903,195
Columbia Cent CLO Ltd. / Columbia Cent CLO Corp. Series 2021-30A Class A1, 3 month U.S. LIBOR + 1.310% 4.0199% 1/20/34 (b)(c)(d)	1,117,642	1,074,421
DB Master Finance LLC Series 2017-1A Class A2II, 4.03% 11/20/47 (b)	722,935	658,893
Discover Card Execution Note Trust Series 2018-A1 Class A1, 3.03% 8/15/25	526,000	524,311
Dominos Pizza Master Issuer LLC Series 2018-1A Class A2II, 4.328% 7/25/48 (b)	1,925,000	1,782,827
Dryden 98 CLO Ltd. Series 2022-98A Class A, CME TERM SOFR 3 MONTH INDEX + 1.300% 2.204% 4/20/35 (b)(c)(d)	558,807	536,675
Dryden CLO, Ltd.:
Series 2021-76A Class A1R, 3 month U.S. LIBOR + 1.150% 3.8599% 10/20/34 (b)(c)(d)	528,431	504,954
Series 2021-83A Class A, 3 month U.S. LIBOR + 1.220% 3.9603% 1/18/32 (b)(c)(d)	647,981	629,913
Dryden Senior Loan Fund:
Series 2018-58A Class A1, 3 month U.S. LIBOR + 1.000% 3.7403% 7/17/31 (b)(c)(d)	813,000	790,348
Series 2020-78A Class A, 3 month U.S. LIBOR + 1.180% 3.9203% 4/17/33 (b)(c)(d)	539,984	524,593
Series 2021-85A Class AR, 3 month U.S. LIBOR + 1.150% 3.662% 10/15/35 (b)(c)(d)	702,984	667,497
Series 2021-90A Class A1A, 3 month U.S. LIBOR + 1.130% 4.114% 2/20/35 (b)(c)(d)	418,048	397,362
Eaton Vance CLO, Ltd.:
Series 2021-1A Class AR, 3 month U.S. LIBOR + 1.100% 3.612% 4/15/31 (b)(c)(d)	362,417	350,725
Series 2021-2A Class AR, 3 month U.S. LIBOR + 1.150% 3.662% 1/15/35 (b)(c)(d)	1,957,851	1,874,392
Flatiron CLO Ltd. Series 2021-1A:
Class A1, 3 month U.S. LIBOR + 1.110% 3.8476% 7/19/34 (b)(c)(d)	570,249	544,443
Class AR, 3 month U.S. LIBOR + 1.080% 4.0016% 11/16/34 (b)(c)(d)	816,255	785,855
Flatiron CLO Ltd. / Flatiron CLO LLC Series 2020-1A Class A, 3 month U.S. LIBOR + 1.300% 4.284% 11/20/33 (b)(c)(d)	1,017,886	982,485
Ford Credit Auto Lease Trust Series 2021-A Class A3, 0.26% 2/15/24	532,931	530,419
Ford Credit Floorplan Master Owner Trust Series 2018-2 Class A, 3.17% 3/15/25	522,000	518,349
GM Financial Consumer Automobile Receivables Trust Series 2021-1 Class A3, 0.35% 10/16/25	615,957	598,386
Horizon Aircraft Finance I Ltd. Series 2018-1 Class A, 4.458% 12/15/38 (b)	305,464	245,987
Horizon Aircraft Finance Ltd. Series 2019-1 Class A, 3.721% 7/15/39 (b)	300,897	251,413
Invesco CLO Ltd. Series 2021-3A Class A, 3 month U.S. LIBOR + 1.130% 3.889% 10/22/34 (b)(c)(d)	560,077	531,123
KKR CLO Ltd. Series 2022-41A Class A1, CME TERM SOFR 3 MONTH INDEX + 1.330% 2.8211% 4/15/35 (b)(c)(d)	1,298,569	1,244,733
Lucali CLO Ltd. Series 2021-1A Class A, 3 month U.S. LIBOR + 1.210% 3.722% 1/15/33 (b)(c)(d)	401,849	389,506
Madison Park Funding Series 2020-19A Class A1R2, 3 month U.S. LIBOR + 0.920% 3.679% 1/22/28 (b)(c)(d)	544,068	534,774
Madison Park Funding L Ltd. / Madison Park Funding L LLC Series 2021-50A Class A, 3 month U.S. LIBOR + 1.140% 3.8776% 4/19/34 (b)(c)(d)	1,795,369	1,722,497
Madison Park Funding LII Ltd. / Madison Park Funding LII LLC Series 2021-52A Class A, 3 month U.S. LIBOR + 1.100% 3.859% 1/22/35 (b)(c)(d)	910,439	862,127
Madison Park Funding XLV Ltd./Madison Park Funding XLV LLC Series 2021-45A Class AR, 3 month U.S. LIBOR + 1.120% 3.632% 7/15/34 (b)(c)(d)	569,118	545,545
Magnetite IX, Ltd. / Magnetite IX LLC Series 2021-30A Class A, 3 month U.S. LIBOR + 1.130% 3.913% 10/25/34 (b)(c)(d)	965,191	923,193
Magnetite XXI Ltd. Series 2021-21A Class AR, 3 month U.S. LIBOR + 1.020% 3.7299% 4/20/34 (b)(c)(d)	746,434	713,112
Magnetite XXIX, Ltd. / Magnetite XXIX LLC Series 2021-29A Class A, 3 month U.S. LIBOR + 0.990% 3.502% 1/15/34 (b)(c)(d)	779,838	756,209
Marlette Funding Trust Series 2022-1A Class A, 1.36% 4/15/32 (b)	798,008	780,145
Mercedes-Benz Auto Lease Trust Series 2021-A Class A3, 0.25% 1/16/24	652,980	645,544
Milos CLO, Ltd. Series 2020-1A Class AR, 3 month U.S. LIBOR + 1.070% 3.7799% 10/20/30 (b)(c)(d)	2,190,762	2,141,260
Park Place Securities, Inc. Series 2005-WCH1 Class M4, 1 month U.S. LIBOR + 1.240% 4.329% 1/25/36 (c)(d)	21,971	21,782
Peace Park CLO, Ltd. Series 2021-1A Class A, 3 month U.S. LIBOR + 1.130% 3.8399% 10/20/34 (b)(c)(d)	1,605,558	1,539,709
Planet Fitness Master Issuer LLC:
Series 2019-1A Class A2, 3.858% 12/5/49 (b)	592,253	500,828
Series 2022-1A:
Class A2I, 3.251% 12/5/51 (b)	648,740	565,825
Class A2II, 4.008% 12/5/51 (b)	580,085	455,710
Project Silver Series 2019-1 Class A, 3.967% 7/15/44 (b)	564,605	465,256
Rockland Park CLO Ltd. Series 2021-1A Class A, 3 month U.S. LIBOR + 1.120% 3.8299% 4/20/34 (b)(c)(d)	1,066,406	1,022,958
RR 7 Ltd. Series 2022-7A Class A1AB, CME TERM SOFR 3 MONTH INDEX + 1.340% 3.6679% 1/15/37 (b)(c)(d)	1,078,307	1,041,701
Sapphire Aviation Finance Series 2020-1A Class A, 3.228% 3/15/40 (b)	586,678	485,807
SBA Tower Trust:
Series 2019, 2.836% 1/15/50 (b)	779,000	728,996
1.884% 7/15/50 (b)	300,000	263,835
2.328% 7/15/52 (b)	229,000	192,570
Stratus CLO, Ltd. Series 2022-1A Class A, CME TERM SOFR 3 MONTH INDEX + 1.750% 4.032% 7/20/30 (b)(c)(d)	481,000	477,630
SYMP Series 2022-32A Class A1, CME TERM SOFR 3 MONTH INDEX + 1.320% 1.6326% 4/23/35 (b)(c)(d)	1,115,802	1,073,229
Symphony CLO XIX, Ltd. / Symphony CLO XIX LLC Series 2018-19A Class A, 3 month U.S. LIBOR + 0.960% 3.7003% 4/16/31 (b)(c)(d)	6,449,000	6,276,689
Symphony CLO XXV Ltd. / Symphony CLO XXV LLC Series 2021-25A Class A, 3 month U.S. LIBOR + 0.980% 3.7176% 4/19/34 (b)(c)(d)	947,359	901,547
Symphony CLO XXVI Ltd. / Symphony CLO XXVI LLC Series 2021-26A Class AR, 3 month U.S. LIBOR + 1.080% 3.7899% 4/20/33 (b)(c)(d)	875,909	836,080
Terwin Mortgage Trust Series 2003-4HE Class A1, 1 month U.S. LIBOR + 0.860% 3.944% 9/25/34 (c)(d)(h)	940	945
Thunderbolt Aircraft Lease Ltd. Series 2018-A Class A, 4.147% 9/15/38 (b)(c)	655,400	514,443
Thunderbolt III Aircraft Lease Ltd. Series 2019-1 Class A, 3.671% 11/15/39 (b)	872,785	721,812
Upstart Securitization Trust 3.12% 3/20/32 (b)	306,768	295,664
Verizon Master Trust Series 2021-1 Class B, 0.69% 5/20/27	2,008,000	1,866,101
Voya CLO Ltd. Series 2019-2A Class A, 3 month U.S. LIBOR + 1.270% 3.9799% 7/20/32 (b)(c)(d)	822,785	799,408
Voya CLO Ltd./Voya CLO LLC:
Series 2021-2A Class A1R, 3 month U.S. LIBOR + 1.160% 3.8976% 7/19/34 (b)(c)(d)	522,906	500,465
Series 2021-3A Class AR, 3 month U.S. LIBOR + 1.150% 3.8599% 10/20/34 (b)(c)(d)	1,070,174	1,020,514
Voya CLO, Ltd. Series 2021-1A Class AR, 3 month U.S. LIBOR + 1.150% 3.8903% 7/16/34 (b)(c)(d)	528,055	504,646
TOTAL ASSET-BACKED SECURITIES (Cost $105,680,298)		103,106,354

Collateralized Mortgage Obligations - 0.7%
	Principal Amount (a)	Value ($)
Private Sponsor - 0.7%
Binom Securitization Trust 202 Series 2022-RPL1 Class A1, 3% 2/25/61 (b)	724,573	649,198
BRAVO Residential Funding Trust sequential payer Series 2022-RPL1 Class A1, 2.75% 9/25/61 (b)	1,048,220	959,636
BVEBO sequential payer Series 2022-3 Class A, 3.242% 5/29/52 (b)	2,919,811	2,888,138
Cascade Funding Mortgage Trust:
sequential payer Series 2022-EBO2 Class A, 3.169% 7/25/54 (b)	453,848	443,402
Series 2021-HB6 Class A, 0.8983% 6/25/36 (b)	474,085	450,225
CFMT 2022-Hb8 LLC sequential payer Series 2022-HB8 Class A, 3.75% 4/25/25 (b)	3,081,285	2,969,194
Finance of America HECM Buyout sequential payer Series 2022-HB1 Class A, 2.6948% 2/25/32 (b)(c)	1,154,306	1,115,972
MFA Trust sequential payer Series 2022-RPL1 Class A1, 3.3% 8/25/61 (b)	3,604,291	3,282,993
NYMT Loan Trust sequential payer Series 2021-CP1 Class A1, 2.0424% 7/25/61 (b)	403,563	369,903
Preston Ridge Partners Mortgage Trust Series 2021-2 Class A1, 2.115% 3/25/26 (b)	697,549	658,667
RMF Buyout Issuance Trust sequential payer Series 2022-HB1 Class A, 4.272% 4/25/32 (b)	323,472	313,875
Towd Point Mortgage Trust sequential payer Series 2022-K147 Class A2, 3.75% 7/25/62 (b)	3,686,370	3,400,413
TOTAL PRIVATE SPONSOR		17,501,616
U.S. Government Agency - 0.0%
Fannie Mae planned amortization class:
Series 1999-54 Class PH, 6.5% 11/18/29	4,055	4,135
Series 1999-57 Class PH, 6.5% 12/25/29	9,986	10,147
TOTAL U.S. GOVERNMENT AGENCY		14,282
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $18,039,547)		17,515,898

Commercial Mortgage Securities - 4.9%
	Principal Amount (a)	Value ($)
BAMLL Commercial Mortgage Securities Trust:
floater Series 2022-DKLX Class A, CME Term SOFR 1 Month Index + 1.150% 3.996% 1/15/39 (b)(c)(d)	497,039	483,799
sequential payer Series 2019-BPR Class ANM, 3.112% 11/5/32 (b)	484,000	444,533
Series 2019-BPR Class BNM, 3.465% 11/5/32 (b)	109,000	95,899
BANK sequential payer:
Series 2017-BNK4 Class ASB, 3.419% 5/15/50	583,263	560,032
Series 2018-BN10 Class A5, 3.688% 2/15/61	48,347	44,675
Series 2019-BN21 Class A5, 2.851% 10/17/52	82,630	70,756
Series 2020-BN25 Class A5, 2.649% 1/15/63	462,410	388,632
Series 2020-BN28 Class A4, 1.844% 3/15/63	1,148,351	894,535
Series 2021-BN35 Class A5, 2.285% 6/15/64	567,169	449,405
Series 2022-BNK41 Class A4, 3.9163% 4/15/65 (c)	963,521	865,773
Series 2022-BNK43 Class A5, 4.399% 8/15/55	1,300,000	1,220,188
BBCMS Mortgage Trust:
sequential payer Series 2021-C11 Class A5, 2.322% 9/15/54	722,307	574,188
Series 2022-C16 Class A5, 4.6% 6/15/55	4,300,000	4,101,974
Benchmark Mortgage Trust:
sequential payer:
Series 2018-B4 Class A5, 4.121% 7/15/51	172,167	161,727
Series 2019-B10 Class A4, 3.717% 3/15/62	159,609	145,340
Series 2020-B19 Class A5, 1.85% 9/15/53	468,749	368,261
Series 2021-B24 Class A5, 2.5843% 3/15/54	2,900,621	2,367,834
Series 2021-B28 Class A5, 2.2237% 8/15/54	2,250,000	1,768,884
Series 2018-B8 Class A5, 4.2317% 1/15/52	1,180,306	1,110,791
Series 2019-B12 Class A5, 3.1156% 8/15/52	726,144	634,731
Series 2019-B9 Class A5, 4.0156% 3/15/52	642,936	596,936
BFLD Trust floater sequential payer Series 2020-OBRK Class A, 1 month U.S. LIBOR + 2.050% 4.868% 11/15/28 (b)(c)(d)	441,000	435,845
BPR Trust floater Series 2022-OANA:
Class A, CME Term SOFR 1 Month Index + 1.890% 4.7434% 4/15/37 (b)(c)(d)	2,535,445	2,497,442
Class B, CME Term SOFR 1 Month Index + 2.440% 5.2924% 4/15/37 (b)(c)(d)	841,247	822,479
BX Commercial Mortgage Trust floater:
Series 2021-PAC:
Class A, 1 month U.S. LIBOR + 0.680% 3.5071% 10/15/36 (b)(c)(d)	1,109,960	1,058,184
Class B, 1 month U.S. LIBOR + 0.890% 3.7168% 10/15/36 (b)(c)(d)	162,246	152,494
Class C, 1 month U.S. LIBOR + 1.090% 3.9166% 10/15/36 (b)(c)(d)	217,124	201,423
Class D, 1 month U.S. LIBOR + 1.290% 4.1163% 10/15/36 (b)(c)(d)	210,720	193,372
Class E, 1 month U.S. LIBOR + 1.940% 4.7655% 10/15/36 (b)(c)(d)	732,746	671,964
Series 2022-LP2:
Class A, CME Term SOFR 1 Month Index + 1.010% 3.9349% 2/15/39 (b)(c)(d)	1,375,528	1,320,556
Class B, CME Term SOFR 1 Month Index + 1.310% 4.2343% 2/15/39 (b)(c)(d)	414,418	393,715
Class C, CME Term SOFR 1 Month Index + 1.560% 4.4837% 2/15/39 (b)(c)(d)	414,418	390,091
Class D, CME Term SOFR 1 Month Index + 1.960% 4.8828% 2/15/39 (b)(c)(d)	414,418	385,433
BX Trust:
floater:
Series 2018-EXCL Class D, 1 month U.S. LIBOR + 2.620% 5.443% 9/15/37 (b)(c)(d)	186,445	162,406
Series 2019-IMC:
Class B, 1 month U.S. LIBOR + 1.300% 4.118% 4/15/34 (b)(c)(d)	412,398	396,704
Class C, 1 month U.S. LIBOR + 1.600% 4.418% 4/15/34 (b)(c)(d)	272,629	260,725
Class D, 1 month U.S. LIBOR + 1.900% 4.718% 4/15/34 (b)(c)(d)	286,192	271,344
Series 2019-XL:
Class B, 1 month U.S. LIBOR + 1.080% 3.898% 10/15/36 (b)(c)(d)	1,734,536	1,690,930
Class C, 1 month U.S. LIBOR + 1.250% 4.068% 10/15/36 (b)(c)(d)	415,223	402,697
Class D, 1 month U.S. LIBOR + 1.450% 4.268% 10/15/36 (b)(c)(d)	1,077,637	1,042,420
Class E, 1 month U.S. LIBOR + 1.800% 4.618% 10/15/36 (b)(c)(d)	826,282	795,125
Series 2022-GPA Class A, CME Term SOFR 1 Month Index + 2.160% 4.665% 10/15/39 (b)(c)(d)	1,629,000	1,619,370
Series 2022-IND:
Class A, CME Term SOFR 1 Month Index + 1.490% 4.413% 4/15/37 (b)(c)(d)	1,044,977	1,014,543
Class B, CME Term SOFR 1 Month Index + 1.940% 4.862% 4/15/37 (b)(c)(d)	532,723	509,035
Class C, CME Term SOFR 1 Month Index + 2.290% 5.212% 4/15/37 (b)(c)(d)	120,275	113,798
Class D, CME Term SOFR 1 Month Index + 2.830% 5.761% 4/15/37 (b)(c)(d)	100,712	94,216
floater sequential payer Series 2021-SOAR Class A, 3.488% 6/15/38 (b)(c)	1,566,738	1,498,044
floater, sequential payer:
Series 2019-IMC Class A, 1 month U.S. LIBOR + 1.000% 3.818% 4/15/34 (b)(c)(d)	1,194,934	1,164,391
Series 2019-XL Class A, 1 month U.S. LIBOR + 0.920% 3.738% 10/15/36 (b)(c)(d)	1,305,751	1,286,049
CAMB Commercial Mortgage Trust floater Series 2019-LIFE:
Class A, 1 month U.S. LIBOR + 1.070% 3.888% 12/15/37 (b)(c)(d)	2,145,000	2,101,844
Class B, 1 month U.S. LIBOR + 1.250% 4.068% 12/15/37 (b)(c)(d)	1,400,000	1,361,275
Class E, 1 month U.S. LIBOR + 2.150% 4.968% 12/15/37 (b)(c)(d)	520,000	497,848
CF Hippolyta Issuer LLC sequential payer Series 2021-1A Class A1, 1.53% 3/15/61 (b)	1,222,832	1,052,196
CHC Commercial Mortgage Trust floater Series 2019-CHC:
Class A, 1 month U.S. LIBOR + 1.120% 3.938% 6/15/34 (b)(c)(d)	990,612	972,951
Class B, 1 month U.S. LIBOR + 1.500% 4.318% 6/15/34 (b)(c)(d)	195,056	189,214
Class C, 1 month U.S. LIBOR + 1.750% 4.568% 6/15/34 (b)(c)(d)	220,357	211,543
CIM Retail Portfolio Trust floater Series 2021-RETL:
Class C, 1 month U.S. LIBOR + 2.300% 5.118% 8/15/36 (b)(c)(d)(h)	43,363	40,840
Class D, 1 month U.S. LIBOR + 3.050% 5.868% 8/15/36 (b)(c)(d)(h)	144,000	134,230
Citigroup Commercial Mortgage Trust sequential payer:
Series 2014-GC25 Class A4, 3.635% 10/10/47	825,999	798,862
Series 2015-GC29 Class A4, 3.192% 4/10/48	311,943	295,446
Series 2015-P1 Class A5, 3.717% 9/15/48	160,809	153,706
Series 2016-C1 Class A4, 3.209% 5/10/49	508,851	472,852
Series 2016-P4 Class A4, 2.902% 7/10/49	589,456	540,790
COMM Mortgage Trust:
sequential payer:
Series 2013-CR7 Class A4, 3.213% 3/10/46	317,174	315,118
Series 2014-CR18 Class A5, 3.828% 7/15/47	158,730	154,788
Series 2015-3BP Class A, 3.178% 2/10/35 (b)	900,000	834,375
Series 2013-CR13 Class AM, 4.449% 11/10/46	738,856	726,609
Series 2013-CR6 Class A4, 3.101% 3/10/46	514,489	512,355
Series 2013-LC13 Class AM, 4.557% 8/10/46 (b)	452,842	446,835
Series 2014-CR14 Class AM, 4.526% 2/10/47 (c)	909,306	892,751
Series 2015-CR22 Class A5, 3.309% 3/10/48	532,572	508,125
Credit Suisse Mortgage Trust:
floater Series 2019-ICE4:
Class A, 1 month U.S. LIBOR + 0.980% 3.798% 5/15/36 (b)(c)(d)	500,000	493,122
Class B, 1 month U.S. LIBOR + 1.230% 4.048% 5/15/36 (b)(c)(d)	522,000	511,643
sequential payer Series 2020-NET Class A, 2.2569% 8/15/37 (b)	242,397	219,419
Series 2018-SITE:
Class A, 4.284% 4/15/36 (b)	462,377	440,909
Class B, 4.5349% 4/15/36 (b)	142,154	134,311
Class D, 4.9414% 4/15/36 (b)(c)	190,753	175,850
CSAIL Commercial Mortgage Trust sequential payer:
Series 2015-C3 Class A4, 3.7182% 8/15/48	344,472	328,449
Series 2019-C17:
Class A4, 2.7628% 9/15/52	516,958	439,450
Class A5, 3.0161% 9/15/52	516,958	444,137
ELP Commercial Mortgage Trust floater Series 2021-ELP Class A, 1 month U.S. LIBOR + 0.700% 3.519% 11/15/38 (b)(c)(d)	1,497,765	1,426,472
Extended Stay America Trust floater Series 2021-ESH:
Class A, 1 month U.S. LIBOR + 1.080% 3.898% 7/15/38 (b)(c)(d)	794,113	769,161
Class B, 1 month U.S. LIBOR + 1.380% 4.198% 7/15/38 (b)(c)(d)	1,603,133	1,542,877
Class C, 1 month U.S. LIBOR + 1.700% 4.518% 7/15/38 (b)(c)(d)	206,728	198,698
Class D, 1 month U.S. LIBOR + 2.250% 5.068% 7/15/38 (b)(c)(d)	11,502,210	11,012,238
Freddie Mac:
sequential payer:
Series 2016-K057 Class A2, 2.57% 7/25/26	437,441	407,791
Series 2020-K104 Class A2, 2.253% 1/25/30	2,053,820	1,767,057
Series 2020-K116 Class A2, 1.378% 7/25/30	1,745,881	1,390,797
Series 2020-K117 Class A2, 1.406% 8/25/30	890,789	709,249
Series 2020-K118 Class A2, 1.493% 9/25/30	423,042	338,415
Series 2020-K121 Class A2, 1.547% 10/25/30	593,860	474,975
Series 2021-K125 Class A2, 1.846% 1/25/31	230,204	187,685
Series 2021-K126 Class A2, 2.074% 1/25/31	327,624	272,357
Series 2021-K130 Class A2, 1.723% 6/25/31	281,917	225,810
Series 2021-K136 Class A2, 2.127% 11/25/31	1,500,998	1,233,439
Series K034 Class A2, 3.531% 7/25/23	246,752	244,867
Series K080 Class A2, 3.926% 7/25/28	454,836	440,161
Series 2017-K064 Class A2, 3.224% 3/25/27	472,919	448,182
Series 2017-K068 Class A2, 3.244% 8/25/27	652,712	616,470
Series 2017-K727 Class A2, 2.946% 7/25/24	679,815	662,337
Series 2018-K730 Class A2, 3.59% 1/25/25	1,060,437	1,036,688
Series 2019-K094 Class A2, 2.903% 6/25/29	1,410,116	1,282,904
Series 2019-K1510 Class A2, 3.718% 1/25/31	407,161	381,803
Series 2021-K123 Class A2, 1.621% 12/25/30	781,693	627,485
Series 2022-K150 Class A2, 3.71% 11/25/32	800,000	743,763
Series K036 Class A2, 3.527% 10/25/23	246,051	243,746
Series K046 Class A2, 3.205% 3/25/25	912,976	882,800
Series K047 Class A2, 3.329% 5/25/25	105,827	102,449
Series K053 Class A2, 2.995% 12/25/25	194,973	185,807
Series K056 Class A2, 2.525% 5/25/26	568,904	530,562
Series K062 Class A1, 3.032% 9/25/26	307,275	300,914
Series K079 Class A2, 3.926% 6/25/28	213,322	206,582
GS Mortgage Securities Trust:
floater:
Series 2018-3PCK Class A, 1 month U.S. LIBOR + 1.700% 4.768% 9/15/31 (b)(c)(d)	391,525	386,568
Series 2021-IP Class A, 1 month U.S. LIBOR + 0.950% 3.768% 10/15/36 (b)(c)(d)	638,563	601,898
sequential payer:
Series 2013-GC10 Class A4, 2.681% 2/10/46	19,147	19,128
Series 2014-GC26 Class A4, 3.364% 11/10/47	465,276	445,288
Series 2020-GC45 Class A5, 2.9106% 2/13/53	1,245,771	1,062,599
Series 2013-GC12 Class A/S, 3.375% 6/10/46	2,410,418	2,371,766
Intown Mortgage Trust floater sequential payer Series 2022-STAY Class A, CME Term SOFR 1 Month Index + 2.480% 5.3336% 8/15/37 (b)(c)(d)	2,680,000	2,649,796
J.P. Morgan Chase Commercial Mortgage Securities Trust floater Series 2012-NLP Class A, CME Term SOFR 1 Month Index + 0.590% 3.4419% 4/15/37 (b)(c)(d)	326,000	307,229
JPMBB Commercial Mortgage Securities Trust:
sequential payer:
Series 2014-C21 Class A5, 3.7748% 8/15/47	925,287	902,808
Series 2014-C23 Class A5, 3.9342% 9/15/47	261,832	255,186
Series 2014-C24 Class A5, 3.6385% 11/15/47	714,600	689,965
Series 2015-C29 Class A4, 3.6108% 5/15/48	246,754	235,333
Series 2013-C17 Class A/S, 4.4584% 1/15/47	1,032,479	1,012,647
JPMCC Commercial Mortgage Securities Trust Series 2016-JP4 Class ASB, 3.4743% 12/15/49	692,938	668,111
JPMorgan Chase Commercial Mortgage Securities Corp. sequential payer Series 2012-LC9 Class A5, 2.84% 12/15/47	78,809	78,653
JPMorgan Chase Commercial Mortgage Securities Trust Series 2018-WPT:
Class DFX, 5.3503% 7/5/33 (b)	158,353	153,857
Class EFX, 5.5423% 7/5/33 (b)(c)	192,511	184,757
Life Financial Services Trust floater Series 2022-BMR2:
Class A1, CME Term SOFR 1 Month Index + 1.290% 4.1406% 5/15/39 (b)(c)(d)	2,976,439	2,890,764
Class B, CME Term SOFR 1 Month Index + 1.790% 4.6393% 5/15/39 (b)(c)(d)	899,162	872,153
Class C, CME Term SOFR 1 Month Index + 2.090% 4.9385% 5/15/39 (b)(c)(d)	511,349	493,431
Class D, CME Term SOFR 1 Month Index + 2.540% 5.3873% 5/15/39 (b)(c)(d)	454,472	433,996
LIFE Mortgage Trust floater Series 2021-BMR:
Class A, 1 month U.S. LIBOR + 0.700% 3.518% 3/15/38 (b)(c)(d)	1,213,736	1,166,583
Class B, 1 month U.S. LIBOR + 0.880% 3.698% 3/15/38 (b)(c)(d)	217,253	207,451
Class C, 1 month U.S. LIBOR + 1.100% 3.918% 3/15/38 (b)(c)(d)	136,648	130,140
Class D, 1 month U.S. LIBOR + 1.400% 4.218% 3/15/38 (b)(c)(d)	190,097	180,091
Class E, 1 month U.S. LIBOR + 1.750% 4.568% 3/15/38 (b)(c)(d)	166,149	155,322
MHC Commercial Mortgage Trust floater sequential payer Series 2021-MHC Class A, 1 month U.S. LIBOR + 0.800% 3.619% 4/15/38 (b)(c)(d)	1,033,385	994,584
Morgan Stanley BAML Trust Series 2015-C20 Class A4, 3.249% 2/15/48	403,691	385,626
Morgan Stanley Capital I Trust:
floater Series 2018-BOP:
Class B, 1 month U.S. LIBOR + 1.250% 4.068% 8/15/33 (b)(c)(d)	438,631	432,436
Class C, 1 month U.S. LIBOR + 1.500% 4.318% 8/15/33 (b)(c)(d)	1,056,452	1,037,204
sequential payer:
Series 2019-MEAD Class A, 3.17% 11/10/36 (b)	1,052,468	967,787
Series 2020-L4 Class A3, 2.698% 2/15/53	487,766	409,454
Series 2021-L6 Class A4, 2.444% 6/15/54 (c)	5,000,000	3,997,222
Series 2018-H4 Class A4, 4.31% 12/15/51	775,945	725,644
Series 2019-MEAD:
Class B, 3.283% 11/10/36 (b)(c)	152,075	137,446
Class C, 3.283% 11/10/36 (b)(c)	145,921	129,104
MSCCG Trust floater Series 2018-SELF Class A, 1 month U.S. LIBOR + 0.900% 3.718% 10/15/37 (b)(c)(d)	400,000	391,955
Natixis Commercial Mortgage Securities Trust sequential payer Series 2020-2PAC Class A, 2.966% 12/15/38 (b)	531,500	492,706
OPG Trust floater Series 2021-PORT Class A, 1 month U.S. LIBOR + 0.480% 3.302% 10/15/36 (b)(c)(d)	1,309,993	1,239,045
Prima Capital Ltd. floater sequential payer Series 2021-9A Class A, 1 month U.S. LIBOR + 1.450% 4.4434% 12/15/37 (b)(c)(d)	57,034	57,034
Providence Place Group Ltd. Partnership Series 2000-C1 Class A2, 7.75% 7/20/28 (b)	281,370	290,885
SPGN Mortgage Trust floater Series 2022-TFLM:
Class B, CME Term SOFR 1 Month Index + 2.000% 4.8454% 2/15/39 (b)(c)(d)	263,000	250,092
Class C, CME Term SOFR 1 Month Index + 2.650% 5.4954% 2/15/39 (b)(c)(d)	137,000	129,710
SREIT Trust floater:
Series 2021-FLWR Class A, 1 month U.S. LIBOR + 0.570% 3.3946% 7/15/36 (b)(c)(d)	813,932	775,177
Series 2021-MFP:
Class A, 1 month U.S. LIBOR + 0.730% 3.5485% 11/15/38 (b)(c)(d)	1,011,403	964,865
Class B, 1 month U.S. LIBOR + 1.070% 3.8975% 11/15/38 (b)(c)(d)	579,290	550,265
Class C, 1 month U.S. LIBOR + 1.320% 4.1467% 11/15/38 (b)(c)(d)	359,780	339,951
Class D, 1 month U.S. LIBOR + 1.570% 4.3959% 11/15/38 (b)(c)(d)	236,463	221,653
VLS Commercial Mortgage Trust sequential payer Series 2020-LAB Class A, 2.13% 10/10/42 (b)	723,328	553,893
Wells Fargo Commercial Mortgage Trust:
floater Series 2021-FCMT Class A, 1 month U.S. LIBOR + 1.200% 4.018% 5/15/31 (b)(c)(d)	552,000	524,029
sequential payer:
Series 2015-C26 Class A4, 3.166% 2/15/48	420,434	399,541
Series 2019-C52 Class A5, 2.892% 8/15/52	887,720	761,321
Series 2019-C54 Class A4, 3.146% 12/15/52	63,390	54,866
Series 2018-C48 Class A5, 4.302% 1/15/52	884,202	834,729
Wells Fargo Commercial Mtg Trust 2020-C sequential payer Series 2020-C55 Class A5, 2.725% 2/15/53	438,989	367,759
WF-RBS Commercial Mortgage Trust Series 2014-C25 Class A5, 3.631% 11/15/47	396,151	381,295
TOTAL COMMERCIAL MORTGAGE SECURITIES (Cost $127,089,079)		122,842,870

Municipal Securities - 0.7%
	Principal Amount (a)	Value ($)
American Muni. Pwr., Inc. Rev. (Combined Hydroelectric Proj.) Series 2010 B, 8.084% 2/15/50	265,000	351,975
Bay Area Toll Auth. San Francisco Bay Toll Bridge Rev.:
Series 2009 F2, 6.263% 4/1/49	130,000	147,971
Series 2010 S1, 7.043% 4/1/50	195,000	238,906
California Gen. Oblig.:
Series 2009:
7.35% 11/1/39	100,000	120,152
7.55% 4/1/39	1,130,000	1,407,183
Series 2010, 7.6% 11/1/40	355,000	446,359
Series 2018, 3.5% 4/1/28	355,000	335,539
California State Univ. Rev. Series 2021 B, 2.719% 11/1/52	235,000	148,405
Chicago Gen. Oblig. (Taxable Proj.) Series 2010 C1, 7.781% 1/1/35	370,000	390,650
Chicago O'Hare Int'l. Arpt. Rev. Series 2010 B, 6.395% 1/1/40	250,000	281,718
Commonwealth Fing. Auth. Rev. Series 2016 A, 4.144% 6/1/38	210,000	184,111
Dallas Area Rapid Transit Sales Tax Rev. Series 2021 A, 2.613% 12/1/48	435,000	284,064
Dallas Fort Worth Int'l. Arpt. Rev.:
Series 2019 A, 3.144% 11/1/45	65,000	47,536
Series 2021 C, 2.843% 11/1/46	400,000	280,324
Series 2022 A, 4.507% 11/1/51	155,000	135,221
Golden State Tobacco Securitization Corp. Tobacco Settlement Rev. Series 2021 B:
2.746% 6/1/34	175,000	137,520
3.293% 6/1/42	85,000	60,915
Idaho Energy Resources Auth. Series 2021, 2.861% 9/1/46	100,000	70,669
Illinois Gen. Oblig.:
Series 2003:
4.95% 6/1/23	169,091	169,049
5.1% 6/1/33	1,355,000	1,290,719
Series 2010-1, 6.63% 2/1/35	1,545,000	1,569,064
Series 2010-3:
6.725% 4/1/35	1,190,000	1,224,385
7.35% 7/1/35	645,357	684,471
Kansas St Dev. Fin. Auth. Rev. Series 2015 H, 4.927% 4/15/45	210,000	196,896
Los Angeles Cmnty. College District Series 2008 E, 6.75% 8/1/49	260,000	320,336
Los Angeles Dept. Arpt. Rev. Series 2009 C, 6.582% 5/15/39	130,000	142,859
Massachusetts Gen. Oblig. Series F, 3.277% 6/1/46	130,000	99,281
Massachusetts Wtr. Resources Auth. Wtr. & Swr. Rev. Series 2021 C, 2.823% 8/1/41	155,000	117,780
Michigan Strategic Fund Ltd. Oblig. Rev. Series 2021 A, 3.225% 9/1/47	235,000	167,545
New Jersey Econ. Dev. Auth. State Pension Fdg. Rev. Series 1997, 7.425% 2/15/29 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	942,000	1,008,359
New Jersey Tpk. Auth. Tpk. Rev. Series 2009 E, 7.414% 1/1/40	129,000	157,823
New Jersey Trans. Trust Fund Auth. Series B:
4.081% 6/15/39	395,000	328,408
4.131% 6/15/42	395,000	316,386
New York City Muni. Wtr. Fin. Auth. Wtr. & Swr. Sys. Rev. Series 2010 DD, 5.952% 6/15/42	245,000	267,992
New York City Transitional Fin. Auth. Rev. Series 2011 A, 5.508% 8/1/37	295,000	301,268
New York Metropolitan Trans. Auth. Rev. Series 2010 A, 6.668% 11/15/39	170,000	180,055
New York State Dorm. Auth. Series 2021 C, 2.202% 3/15/34	560,000	424,667
Port Auth. of New York & New Jersey:
Series 180, 4.96% 8/1/46	140,000	134,156
Series 2010 164, 5.647% 11/1/40	145,000	150,487
Series 225, 3.175% 7/15/60	635,000	415,052
Port of Morrow Transmission Facilities Rev. (Bonneville Coorporation Proj.) Series 2016 1, 2.987% 9/1/36	155,000	123,101
San Francisco Pub. Utils. Commission Wtr. Rev. Series 2010 E, 6% 11/1/40	175,000	188,854
South Carolina Pub. Svc. Auth. Rev. Series 2013 C, 5.784% 12/1/41	310,000	320,509
Univ. of California Regents Med. Ctr. Pool Rev. Series N:
3.006% 5/15/50	360,000	239,156
3.256% 5/15/60	365,000	238,922
Univ. of California Revs.:
Series 2009 R, 5.77% 5/15/43	30,000	31,340
Series 2015 AP, 3.931% 5/15/45	105,000	90,664
Univ. of Virginia Gen. Rev.:
(Multi-Year Cap. Proj. Fing. Prog.) Series 2017 C, 4.179% 9/1/2117	130,000	102,382
Series 2021 B, 2.584% 11/1/51	65,000	41,021
TOTAL MUNICIPAL SECURITIES (Cost $17,642,129)		16,112,205

Foreign Government and Government Agency Obligations - 0.8%
	Principal Amount (a)	Value ($)
Alberta Province:
1% 5/20/25	968,000	885,643
3.3% 3/15/28	274,000	258,952
British Columbia Province 2.25% 6/2/26	654,000	605,355
Canadian Government 2% 11/15/22	130,000	129,775
Chilean Republic:
2.55% 7/27/33	854,000	640,073
3.24% 2/6/28	318,000	286,160
3.625% 10/30/42	358,000	255,478
Emirate of Abu Dhabi 3.875% 4/16/50 (b)	716,000	577,409
Export Development Canada 2.625% 2/21/24	320,000	313,456
Hungarian Republic:
5.75% 11/22/23	518,000	513,241
7.625% 3/29/41	200,000	197,913
Indonesian Republic:
2.85% 2/14/30	961,000	821,235
3.5% 2/14/50	734,000	509,580
Israeli State:
3.25% 1/17/28	395,000	371,545
3.375% 1/15/50	813,000	601,835
Italian Republic:
2.875% 10/17/29	734,000	598,747
6.875% 9/27/23	165,000	167,021
Kingdom of Saudi Arabia:
3.25% 10/22/30 (b)	396,000	354,420
4.5% 4/22/60 (b)	301,000	254,345
Manitoba Province 3.05% 5/14/24	41,000	40,135
Ontario Province:
0.625% 1/21/26	70,000	61,681
1.125% 10/7/30	658,000	515,859
2.3% 6/15/26	391,000	361,456
2.5% 4/27/26	137,000	127,894
3.05% 1/29/24	320,000	314,605
Panamanian Republic:
3.16% 1/23/30	517,000	419,675
4.5% 4/16/50	353,000	244,077
4.5% 4/1/56	547,000	366,593
Peruvian Republic:
1.862% 12/1/32	689,000	482,429
2.392% 1/23/26	133,000	120,515
2.78% 12/1/60	113,000	60,547
2.844% 6/20/30	448,000	366,184
3.55% 3/10/51	517,000	343,740
4.125% 8/25/27	396,000	374,047
6.55% 3/14/37	84,000	85,827
7.35% 7/21/25	133,000	139,301
Polish Government:
3.25% 4/6/26	181,000	170,344
4% 1/22/24	992,000	977,306
Quebec Province:
1.5% 2/11/25	791,000	739,917
2.5% 4/20/26	322,000	300,796
2.75% 4/12/27	350,000	327,068
2.875% 10/16/24	57,000	55,262
State of Qatar 4.4% 4/16/50 (b)	893,000	781,375
United Mexican States:
3.25% 4/16/30	366,000	304,878
3.5% 2/12/34	1,114,000	844,969
4.28% 8/14/41	1,201,000	872,827
4.35% 1/15/47	395,000	278,302
4.5% 1/31/50	254,000	182,213
4.6% 2/10/48	481,000	350,318
4.75% 3/8/44	266,000	203,623
5.55% 1/21/45	107,000	91,472
6.05% 1/11/40	132,000	122,042
Uruguay Republic:
4.125% 11/20/45	130,228	111,939
4.375% 10/27/27	33,363	32,838
4.375% 1/23/31	434,418	415,358
4.975% 4/20/55	321,625	286,206
TOTAL FOREIGN GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS (Cost $22,582,807)		20,215,801

Supranational Obligations - 0.7%
	Principal Amount (a)	Value ($)
African Development Bank 0.875% 7/22/26	419,000	368,705
Asian Development Bank:
0.375% 9/3/25	1,103,000	981,244
0.5% 2/4/26	611,000	537,850
0.75% 10/8/30	534,000	413,364
1.5% 10/18/24	617,000	583,059
2% 4/24/26	173,000	159,577
2.5% 11/2/27	184,000	169,418
2.625% 1/30/24	412,000	402,878
2.625% 1/12/27	178,000	167,035
2.75% 1/19/28	1,032,000	958,759
Corporacion Andina de Fomento 2.375% 5/12/23	741,000	731,367
European Investment Bank:
0.75% 9/23/30	762,000	592,415
0.875% 5/17/30	183,000	144,711
1.25% 2/14/31	331,000	268,292
1.375% 5/15/23	667,000	655,948
1.875% 2/10/25	82,000	77,519
2.25% 6/24/24	620,000	599,072
2.375% 5/24/27	110,000	101,679
2.5% 10/15/24	157,000	151,458
2.875% 8/15/23	290,000	286,506
3.125% 12/14/23	378,000	372,613
3.25% 1/29/24	55,000	54,217
Inter-American Development Bank:
0.625% 7/15/25	607,000	547,596
0.875% 4/20/26	1,388,000	1,230,198
1.75% 3/14/25	505,000	474,331
2% 6/2/26	110,000	101,275
2.125% 1/15/25	50,000	47,580
2.25% 6/18/29	524,000	466,088
2.375% 7/7/27	184,000	169,403
3% 10/4/23	98,000	96,902
4.375% 1/24/44	239,000	238,135
International Bank for Reconstruction & Development:
0.375% 7/28/25	717,000	641,751
0.5% 10/28/25	905,000	805,086
0.75% 8/26/30	454,000	351,514
0.875% 5/14/30	555,000	438,039
1.25% 2/10/31	497,000	400,239
1.5% 8/28/24	543,000	515,221
1.625% 1/15/25	488,000	459,130
1.875% 6/19/23	374,000	367,792
1.875% 10/27/26	130,000	118,067
2.5% 3/19/24	104,000	101,304
2.5% 11/25/24	156,000	150,222
2.5% 7/29/25	104,000	98,890
2.5% 3/29/32	1,000,000	880,987
International Finance Corp.:
0.75% 8/27/30	303,000	237,119
2.875% 7/31/23	118,000	116,511
TOTAL SUPRANATIONAL OBLIGATIONS (Cost $18,798,495)		17,831,066

Bank Notes - 0.1%
	Principal Amount (a)	Value ($)
Citizens Bank NA:
2.25% 4/28/25	359,000	333,136
3.75% 2/18/26	370,000	352,405
Discover Bank:
3.35% 2/6/23	403,000	401,272
3.45% 7/27/26	350,000	318,616
4.682% 8/9/28 (c)	347,000	332,742
Regions Bank 6.45% 6/26/37	969,000	993,888
Truist Bank 3.3% 5/15/26	208,000	192,933
U.S. Bank NA, Cincinnati 3.4% 7/24/23	274,000	271,797
TOTAL BANK NOTES (Cost $3,431,035)		3,196,789

Fixed-Income Funds - 0.6%
	Shares	Value ($)
Fidelity Specialized High Income Central Fund (i) (Cost $14,820,661)	168,706	13,619,621

Money Market Funds - 4.3%
	Shares	Value ($)
Fidelity Cash Central Fund 3.10% (j) (Cost $106,899,513)	106,878,138	106,899,513

TOTAL INVESTMENT IN SECURITIES - 112.1% (Cost $2,998,245,033)	2,801,166,172
NET OTHER ASSETS (LIABILITIES) - (12.1)% (k)	(301,765,545)
NET ASSETS - 100.0%	2,499,400,627

TBA Sale Commitments
	Principal Amount (a)	Value ($)
Ginnie Mae
2% 10/1/52	(550,000)	(457,858)
2% 10/1/52	(550,000)	(457,858)
2% 10/1/52	(300,000)	(249,741)
2% 10/1/52	(550,000)	(457,858)
2% 10/1/52	(450,000)	(374,611)
2% 11/1/52	(300,000)	(249,717)
2% 11/1/52	(600,000)	(499,435)
2.5% 10/1/52	(1,150,000)	(987,530)
2.5% 10/1/52	(1,950,000)	(1,674,508)
2.5% 10/1/52	(1,950,000)	(1,674,508)
2.5% 10/1/52	(1,150,000)	(987,530)
2.5% 11/1/52	(850,000)	(729,781)
2.5% 11/1/52	(1,650,000)	(1,416,633)
3% 10/1/52	(1,100,000)	(970,997)
3% 10/1/52	(1,500,000)	(1,324,087)
3% 10/1/52	(2,100,000)	(1,853,722)
3% 11/1/52	(700,000)	(617,524)

TOTAL GINNIE MAE		(14,983,898)

Uniform Mortgage Backed Securities
1.5% 10/1/37	(1,250,000)	(1,070,620)
1.5% 10/1/37	(3,550,000)	(3,040,560)
1.5% 10/1/37	(950,000)	(813,671)
1.5% 10/1/52	(8,450,000)	(6,471,644)
2% 10/1/37	(750,000)	(660,129)
2% 10/1/37	(1,100,000)	(968,189)
2% 10/1/37	(3,100,000)	(2,728,533)
2% 10/1/52	(10,850,000)	(8,779,346)
2% 10/1/52	(8,750,000)	(7,080,118)
2% 10/1/52	(12,950,000)	(10,478,574)
2% 10/1/52	(2,300,000)	(1,861,059)
2% 10/1/52	(3,900,000)	(3,155,710)
2% 10/1/52	(8,400,000)	(6,796,913)
2% 10/1/52	(12,800,000)	(10,357,201)
2.5% 10/1/37	(650,000)	(588,199)
2.5% 10/1/37	(4,400,000)	(3,981,656)
2.5% 10/1/52	(14,400,000)	(12,083,625)
2.5% 10/1/52	(11,250,000)	(9,440,332)
3% 10/1/52	(3,300,000)	(2,868,938)
3% 10/1/52	(3,500,000)	(3,042,813)
3.5% 10/1/52	(2,200,000)	(1,978,281)
3.5% 10/1/52	(9,600,000)	(8,632,498)
3.5% 10/1/52	(100,000)	(89,922)
4.5% 10/1/52	(900,000)	(856,265)
4.5% 10/1/52	(1,550,000)	(1,474,679)
5.5% 10/1/52	(2,350,000)	(2,335,043)
5.5% 10/1/52	(1,700,000)	(1,689,180)

TOTAL UNIFORM MORTGAGE BACKED SECURITIES		(113,323,698)

TOTAL TBA SALE COMMITMENTS (Proceeds $129,433,893)		(128,307,596)

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount ($)	Value ($)	Unrealized Appreciation/ (Depreciation) ($)
Purchased

Treasury Contracts
CBOT 5-Year U.S. Treasury Note Contracts (United States)	128	Dec 2022	13,761,000	(556,562)	(556,562)

Sold

Treasury Contracts
CBOT 10-Year U.S. Treasury Note Contracts (United States)	310	Dec 2022	34,739,375	1,834,330	1,834,330
CBOT 2-Year U.S. Treasury Note Contracts (United States)	26	Dec 2022	5,340,156	88,154	88,154
CBOT Long Term U.S. Treasury Bond Contracts (United States)	162	Dec 2022	20,477,813	957,112	957,112

TOTAL SOLD					2,879,596

TOTAL FUTURES CONTRACTS					2,323,034
The notional amount of futures purchased as a percentage of Net Assets is 0.6%
The notional amount of futures sold as a percentage of Net Assets is 2.4%

Credit Default Swaps
Underlying Reference	Maturity Date	Clearinghouse / Counterparty	Fixed Payment Received/ (Paid)	Payment Frequency	Notional Amount(1)	Value ($)	Upfront Premium Received/ (Paid) ($)	Unrealized Appreciation/ (Depreciation) ($)
Buy Protection
CMBX N.A. AAA Index Series 13	Dec 2072	Citigroup Global Markets Ltd.	(0.5%)	Monthly	2,290,000	49,577	(31,406)	18,171
CMBX N.A. AAA Index Series 13	Dec 2072	Citigroup Global Markets Ltd.	(0.5%)	Monthly	800,000	17,320	(9,095)	8,225
CMBX N.A. AAA Index Series 13	Dec 2072	Citigroup Global Markets Ltd.	(0.5%)	Monthly	760,000	16,454	(8,442)	8,012
CMBX N.A. AAA Index Series 13	Dec 2072	Citigroup Global Markets Ltd.	(0.5%)	Monthly	260,000	5,629	(2,340)	3,289
CMBX N.A. AAA Index Series 13	Dec 2072	Goldman Sachs & Co. LLC	(0.5%)	Monthly	1,150,000	24,897	(13,753)	11,144
CMBX N.A. AAA Index Series 13	Dec 2072	Goldman Sachs & Co. LLC	(0.5%)	Monthly	2,520,000	54,556	(48,590)	5,966
CMBX N.A. AAA Index Series 13	Dec 2072	JPMorgan Securities LLC	(0.5%)	Monthly	640,000	13,856	(8,995)	4,861
CMBX N.A. AAA Index Series 13	Dec 2072	Morgan Stanley Capital Services LLC	(0.5%)	Monthly	6,230,000	134,876	(93,182)	41,694
CMBX N.A. AAA Index Series 13	Dec 2072	Morgan Stanley Capital Services LLC	(0.5%)	Monthly	990,000	21,433	(16,378)	5,055
CMBX N.A. AAA Index Series 13	Dec 2072	Morgan Stanley Capital Services LLC	(0.5%)	Monthly	390,000	8,443	(3,059)	5,384
CMBX N.A. AAA Index Series 13	Dec 2072	Morgan Stanley Capital Services LLC	(0.5%)	Monthly	1,200,000	25,979	(8,275)	17,704
CMBX N.A. AAA Index Series 13	Dec 2072	Morgan Stanley Capital Services LLC	(0.5%)	Monthly	780,000	16,887	(5,598)	11,289
CMBX N.A. AAA Index Series 13	Dec 2072	Morgan Stanley Capital Services LLC	(0.5%)	Monthly	760,000	16,454	(7,233)	9,221
CMBX N.A. AAA Index Series 13	Dec 2072	Morgan Stanley Capital Services LLC	(0.5%)	Monthly	1,440,000	31,175	(24,805)	6,370

TOTAL CREDIT DEFAULT SWAPS						437,536	(281,151)	156,385

(1)Notional amount is stated in U.S. Dollars unless otherwise noted

Interest Rate Swaps
Payment Received	Payment Frequency	Payment Paid	Payment Frequency	Clearinghouse / Counterparty(1)	Maturity Date	Notional Amount(2)	Value ($)	Upfront Premium Received/ (Paid) ($)(3)	Unrealized Appreciation/ (Depreciation) ($)
2.75%	Annual	U.S. Secured Overnight Fin. Rate (SOFR) Index(4)	Annual	LCH	Dec 2027	1,061,000	(21,778)	0	(21,778)
TOTAL INTEREST RATE SWAPS							(21,778)	0	(21,778)

(1)Swaps with LCH Clearnet Group (LCH) are centrally cleared over-the-counter (OTC) swaps.

(2)Notional amount is stated in U.S. Dollars unless otherwise noted

(3)Any premiums for centrally cleared over-the-counter (OTC) swaps are recorded periodically throughout the term of the swap to variation margin and included in unrealized appreciation (depreciation).

(4)Represents floating rate.

Legend

(a)	Amount is stated in United States dollars unless otherwise noted.
(b)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $266,747,576 or 10.7% of net assets.

(c)	Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
(d)	Coupon is indexed to a floating interest rate which may be multiplied by a specified factor and/or subject to caps or floors.
(e)	Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $1,065,632.
(f)
Security or a portion of the security has been segregated as collateral for mortgage-backed or asset-backed securities purchased on a delayed delivery or when-issued basis. At period end, the value of securities pledged amounted to $4,673,808.

(g)	Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(h)	Level 3 security
(i)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. A complete unaudited schedule of portfolio holdings for each Fidelity Central Fund is filed with the SEC for the first and third quarters of each fiscal year on Form N-PORT and is available upon request or at the SEC's website at www.sec.gov. An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro-rata share of securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds, is available at fidelity.com and/or institutional.fidelity.com, as applicable. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(j)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(k)	Includes $32,237 of cash collateral segregated to cover margin requirements for centrally cleared OTC swaps.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	%ownership, end of period
Fidelity Cash Central Fund 3.10%	-	614,997,230	508,097,717	409,194	-	-	106,899,513	0.2%
Fidelity Specialized High Income Central Fund	-	14,820,661	-	237,835	-	(1,201,040)	13,619,621	4.2%
Total	-	629,817,891	508,097,717	647,029	-	(1,201,040)	120,519,134

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing services or from brokers who make markets in such securities. Nonconvertible Bonds, U.S. Government and Government Agency Obligations, Municipal Securities, Foreign Government and Government Agency Obligations, Supranational Obligations and Bank Notes are valued by pricing services who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. U.S. Government Agency - Mortgage Securities, Asset-Backed Securities, Collateralized Mortgage Obligations and Commercial Mortgage Securities are valued by pricing services who utilize matrix pricing which considers prepayment speed assumptions, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Swaps are marked-to-market daily based on valuations from third party pricing services, registered derivatives clearing organizations (clearinghouses) or broker-supplied valuations. These pricing sources may utilize inputs such as interest rate curves, credit spread curves, default possibilities and recovery rates. When independent prices are unavailable or unreliable, swaps may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. Swaps are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

Derivative Instruments
Risk Exposures and the Use of Derivative Instruments: The Fund's investment objectives allow the Fund to enter into various types of derivative contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

The Fund used derivatives to increase returns, to gain exposure to certain types of assets and/or to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

The Fund's use of derivatives increased or decreased its exposure to the following risk(s):

Credit Risk - Credit risk relates to the ability of the issuer of a financial instrument to make further principal or interest payments on an obligation or commitment that it has to the Fund.

Interest Rate Risk - Interest rate risk relates to the fluctuations in the value of interest-bearing securities due to changes in the prevailing levels of market interest rates.

The Fund is also exposed to additional risks from investing in derivatives, such as liquidity risk and counterparty credit risk. Liquidity risk is the risk that the Fund will be unable to close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to the Fund.

Derivative counterparty credit risk is managed through formal evaluation of the creditworthiness of all potential counterparties. On certain OTC derivatives, the Fund attempts to reduce its exposure to counterparty credit risk by entering into an International Swaps and Derivatives Association, Inc. (ISDA) Master Agreement with each of its counterparties. The ISDA Master Agreement gives the Fund the right to terminate all transactions traded under such agreement upon the deterioration in the credit quality of the counterparty beyond specified levels. The ISDA Master Agreement gives each party the right, upon an event of default by the other party or a termination of the agreement, to close out all transactions traded under such agreement and to net the amounts owed under each transaction to one net payable by one party to the other. To mitigate counterparty credit risk on bi-lateral OTC derivatives, the Fund receives collateral in the form of cash or securities once the Fund's net unrealized appreciation on outstanding derivative contracts under an ISDA Master Agreement exceeds certain applicable thresholds, subject to certain minimum transfer provisions. The collateral received is held in segregated accounts with the Fund's custodian bank in accordance with the collateral agreements entered into between the Fund, the counterparty and the Fund's custodian bank. The Fund could experience delays and costs in gaining access to the collateral even though it is held by the Fund's custodian bank. The Fund's maximum risk of loss from counterparty credit risk related to bi-lateral OTC derivatives is generally the aggregate unrealized appreciation and unpaid counterparty payments in excess of any collateral pledged by the counterparty to the Fund. The Fund may be required to pledge collateral for the benefit of the counterparties on bi-lateral OTC derivatives in an amount not less than each counterparty's unrealized appreciation on outstanding derivative contracts, subject to certain minimum transfer provisions, and any such pledged collateral is identified in the Schedule of Investments. Exchange-traded contracts are not covered by the ISDA Master Agreement; however counterparty credit risk related to these contracts may be mitigated by the protection provided by the exchange on which they trade. Counterparty credit risk related to centrally cleared OTC swaps may be mitigated by the protection provided by the clearinghouse.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Futures Contracts: A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a specified price at a specified future date.

The Fund used futures contracts to manage its exposure to the bond market and fluctuations in interest rates.

Open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts". The underlying face amount at value reflects each contract's exposure to the underlying instrument or index at period end. Any securities and/or cash deposited to meet initial margin requirements are identified in the Schedule of Investments.

Swaps: A swap is a contract between two parties to exchange future cash flows at periodic intervals based on a notional principal amount.

A centrally cleared OTC swap is a transaction executed between a fund and a dealer counterparty, then cleared by a futures commission merchant (FCM) through a clearinghouse. Once cleared, the clearinghouse serves as a central counterparty, with whom a fund exchanges cash flows for the life of the transaction, similar to transactions in futures contracts.

A bi-lateral OTC swap is a transaction between a fund and a dealer counterparty where cash flows are exchanged between the two parties for the life of the swap.

Credit Default Swaps: Credit default swaps enable the Fund to buy or sell protection against specified credit events on a single-name issuer or a traded credit index. Under the terms of a credit default swap the buyer of protection (buyer) receives credit protection in exchange for making periodic payments to the seller of protection (seller) based on a fixed percentage applied to a notional principal amount. In return for these payments, the seller will be required to make a payment upon the occurrence of one or more specified credit events. The Fund enters into credit default swaps as a seller to gain credit exposure to an issuer and/or as a buyer to obtain a measure of protection against defaults of an issuer. Periodic payments are made over the life of the contract by the buyer provided that no credit event occurs. For credit default swaps on most corporate and sovereign issuers, credit events include bankruptcy, failure to pay or repudiation/moratorium. For credit default swaps on corporate or sovereign issuers, the obligation that may be put to the seller is not limited to the specific reference obligation described in the Schedule of Investments. For credit default swaps on asset-backed securities, a credit event may be triggered by events such as failure to pay principal, maturity extension, rating downgrade or write-down. For credit default swaps on asset-backed securities, the reference obligation described represents the security that may be put to the seller. For credit default swaps on a traded credit index, a specified credit event may affect all or individual underlying securities included in the index. Typically, the value of each credit default swap and credit rating disclosed for each reference obligation in the Schedule of Investments, where the Fund is the seller, can be used as measures of the current payment/performance risk of the swap. As the value of the swap changes as a positive or negative percentage of the total notional amount, the payment/performance risk may decrease or increase, respectively. In addition to these measures, FMR monitors a variety of factors including cash flow assumptions, market activity and market sentiment as part of its ongoing process of assessing payment/ performance risk.

Interest Rate Swaps: Interest rate swaps are agreements between counterparties to exchange cash flows, one based on a fixed rate, and the other on a floating rate. The Fund entered into interest rate swaps to manage its exposure to interest rate changes. Changes in interest rates can have an effect on both the value of bond holdings as well as the amount of interest income earned. In general, the value of bonds can fall when interest rates rise and can rise when interest rates fall.

Open swaps at period end are included in the Schedule of Investments under the caption Credit Default Swaps, Interest Rate Swaps and/or Total Return Swaps, as applicable.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual shareholder report.
The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus.

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